UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST
 (exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices)  (Zip code)

 Alex J. Marks
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:  303-623-2577

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2015 - June 30, 2015

Item 1.	Reports to Stockholders.

June 30, 2015

Ibbotson Conservative ETF Asset Allocation Portfolio
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Ibbotson Balanced ETF Asset Allocation Portfolio
Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
ALPS | Alerian Energy Infrastructure Portfolio
ALPS | Red Rocks Listed Private Equity Portfolio
ALPS | Stadion Tactical Defensive Portfolio
 ALPS | Stadion Tactical Growth Portfolio

An ALPS Advisors Solution

table of CONTENTS

Disclosure of Fund Expenses	1
Ibbotson ETF Allocation Series
Performance Overview	3
Schedule of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	25
ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	35
Schedule of Investments	38
Statement of Assets and Liabilities	39
Statement of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	43
ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	45
Schedule of Investments	47
Statement of Assets and Liabilities	48
Statement of Operations	49
Statements of Changes in Net Assets	50
Financial Highlights	51
ALPS | Stadion Tactical Series
Performance Overview	53
Schedule of Investments	57
Statements of Assets and Liabilities	59
Statements of Operations	60
Statements of Changes in Net Assets	61
Financial Highlights	63
Notes to Financial Statements	67
Additional Information	77
Approval of Investment Advisory & Sub-Advisory Agreements	79

ALPS Variable Investment Trust
Disclosure of Fund Expenses	June 30, 2015 (Unaudited)

As a shareholder of the Portfolios listed on the following pages, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution (12b‐1) and shareholder service fees and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2015 and held until June 30, 2015.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

				Expenses Paid
	Beginning	Ending	Net	During Period
	Account Value	Account Value	Expense	January 1, 2015 -
	January 1, 2015	June 30, 2015	Ratio(1)	June 30, 2015(2)
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,005.30	0.53%	$2.64
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.17	0.53%	$2.66
Class II
Actual Fund Return	$1,000.00	$1,004.50	0.78%	$3.88
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.93	0.78%	$3.91
Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,011.00	0.51%	$2.54
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.27	0.51%	$2.56
Class II
Actual Fund Return	$1,000.00	$1,010.60	0.76%	$3.79
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,016.70	0.50%	$2.50
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Class II
Actual Fund Return	$1,000.00	$1,014.80	0.75%	$3.75
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,023.10	0.50%	$2.51
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
Class II
Actual Fund Return	$1,000.00	$1,021.60	0.75%	$3.76
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

1 | June 30, 2015

ALPS Variable Investment Trust
Disclosure of Fund Expenses (continued)	June 30, 2015 (Unaudited)

				Expenses Paid
	Beginning	Ending	Net	During Period
	Account Value	Account Value	Expense	January 1, 2015 -
	January 1, 2015	June 30, 2015	Ratio(1)	June 30, 2015(2)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual Fund Return	$1,000.00	$1,025.40	0.52%	$2.61
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,022.22	0.52%	$2.61
Class II
Actual Fund Return	$1,000.00	$1,023.90	0.77%	$3.86
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86
ALPS | Alerian Energy Infrastructure Portfolio
Class I
Actual Fund Return	$1,000.00	$901.80	0.86%	$4.06
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.53	0.86%	$4.31
Class III
Actual Fund Return	$1,000.00	$900.00	1.16%	$5.46
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.04	1.16%	$5.81
ALPS | Red Rocks Listed Private Equity Portfolio
Class I
Actual Fund Return	$1,000.00	$1,071.60	1.01%	$5.19
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,019.79	1.01%	$5.06
Class III
Actual Fund Return	$1,000.00	$1,069.70	1.41%	$7.24
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.80	1.41%	$7.05
ALPS | Stadion Tactical Defensive Portfolio
Class I
Actual Fund Return	$1,000.00	$952.00	0.86%	$4.16
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.53	0.86%	$4.31
Class III
Actual Fund Return	$1,000.00	$949.20	1.26%	$6.09
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.55	1.26%	$6.31
ALPS | Stadion Tactical Growth Portfolio(3)
Class I
Actual Fund Return	$1,000.00	$986.00	0.95%	$1.58
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,020.08	0.95%	$4.76
Class III
Actual Fund Return	$1,000.00	$986.00	1.30%	$2.16
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.35	1.30%	$6.51

(1)	Annualized based on the Portfolios’ expenses from January 1, 2015 through June 30, 2015.
(2)	Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.
(3)	The ALPS | Stadion Tactical Growth Portfolio commenced operations on May 1, 2015. For purposes of calculating the “Actual” figures, actual number of days from commencement of operations through June 30, 2015 were used (61 days).

NOTE ON FEES

If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”) or a participant in a qualified plan, you may also incur fees associated with the Contract you purchase or the qualified plan, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in a Portfolio is presented in the prospectus for your Contract or disclosure documents for the plan through which the Portfolios’ shares are offered to you.

2 | June 30, 2015

Ibbotson ETF Allocation Series
Performance Overview	June 30, 2015 (Unaudited)

The U.S. equity market, as measured by the S&P 500® Index, rose 1.23 percent during the first half of the year. Non‐U.S. equity markets were stronger – the beneficiaries of the quantitative easing efforts of both the European and Japanese Central Banks. There was plenty of drama, however, as investors worldwide were trying to handicap events in Greece, China and the mind of Federal Reserve Chair Janet Yellen; the latter as to when U.S. interest rates would finally begin to normalize. Another trend worth noting was the weakness in REITS, bonds and commodities – all pressured by a strong dollar and rise in U.S. interest rates.

GENERAL MARKET INDICES PERFORMANCE SUMMARY† | PERIODS ENDING JUNE 30, 2015

				Portfolio Inception
	Six Months	1 Year*	5 Years*	(4/30/07)*
S&P 500® Index[1]	1.23%	7.42%	17.34%	6.41%
MSCI U.S. Small Cap 1750 Index[2]	4.43%	5.07%	18.08%	7.98%
Barclays U.S. Aggregate Bond Index[3]	‐0.10%	1.86%	3.35%	4.66%
MSCI U.S. REIT Index[4]	‐6.19%	3.93%	14.29%	3.48%
MSCI EAFE Index[5]	5.88%	‐3.82%	10.03%	1.01%
MSCI Emerging Markets Index[6]	3.12%	‐4.77%	4.03%	2.79%
Thomson Reuters Core Commodity CRB Index[7]	‐1.20%	‐26.28%	‐2.49%	‐3.29%
Citi Non‐USD World Government Bond Index[8]	‐1.02%	4.02%	3.84%	4.41%

[1]	The S&P 500® Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.
[2]	The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.
[3]	Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.
[4]	The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.
[5]	The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.
[6]	The MSCI Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in the global emerging markets. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.
[7]
Thomson Reuters Core Commodity CRB Index is a price index comprised of 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

[8]	The Citi Non-USD World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds of all WGBI countries except the United States and is stated in U.S. dollar terms.
†	This table summarizes general market performance and does not necessarily reflect performance of each Portfolio’s benchmark index.
*	Annualized returns.

Past performance is no guarantee of future results.

The views and information discussed in this commentary are as of the date of publication, and are subject to change. The views expressed are those of the Investment Advisor. They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.

3 | June 30, 2015

Ibbotson ETF Allocation Series
Performance Overview (continued)	June 30, 2015 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES PERFORMANCE SUMMARY

The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestments of dividends and capital gains.

Conservative (return of $10,000 based on actual performance)	Income & Growth (return of $10,000 based on actual performance)

Balanced (return of $10,000 based on actual performance)	Growth (return of $10,000 based on actual performance)

Aggressive Growth (return of $10,000 based on actual performance)
Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The graphs and tables on pages 4 and 5 do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or theredemption of Portfolio shares. Investment performancereflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

4 | June 30, 2015

Ibbotson ETF Allocation Series
Performance Overview (continued)	June 30, 2015 (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS | FOR THE PERIODS ENDED JUNE 30, 2015
					Annualized Expense Ratios as disclosed
				Since Inception	in current prospectus dated 4/30/15†
Portfolio	6 Months**	1 Year	5 Year	(4/30/07)	Gross	Net
Conservative ‐ Class I	0.53%	0.26%	4.17%	3.52%	0.70%	0.68%
Conservative ‐ Class II	0.45%	0.01%	3.92%	3.23%	0.95%	0.93%
Dow Jones Benchmark*(a)	0.53%	2.62%	5.98%	5.58%
Blended Benchmark^(f)	0.23%	2.90%	5.92%	4.96%
Income & Growth ‐ Class I	1.10%	0.52%	6.31%	3.67%	0.67%	0.67%
Income & Growth ‐ Class II	1.06%	0.32%	6.05%	3.42%	0.92%	0.92%
Dow Jones Benchmark*(b)	1.09%	3.62%	9.14%	6.06%
Blended Benchmark^(g)	0.53%	4.07%	8.79%	5.50%
Balanced ‐ Class I	1.67%	1.20%	8.62%	3.97%	0.65%	0.65%
Balanced ‐ Class II	1.48%	0.87%	8.31%	3.70%	0.90%	0.90%
Dow Jones Benchmark*(c)	1.77%	4.79%	12.08%	6.58%
Blended Benchmark^(h)	0.79%	5.24%	11.69%	5.97%
Growth ‐ Class I	2.31%	1.50%	10.31%	3.79%	0.64%	0.64%
Growth ‐ Class II	2.16%	1.19%	10.04%	3.52%	0.89%	0.89%
Dow Jones Benchmark*(d)	2.35%	5.79%	14.88%	6.95%
Blended Benchmark^(i)	1.03%	6.37%	14.56%	6.29%
Aggressive Growth ‐ Class I	2.54%	1.23%	11.07%	3.37%	0.68%	0.68%
Aggressive Growth ‐ Class II	2.39%	0.95%	10.79%	3.10%	0.93%	0.93%
Dow Jones Benchmark*(e)	2.89%	6.82%	17.85%	7.38%
Blended Benchmark^(j)	1.13%	6.90%	15.95%	6.36%

Since each Portfolio does not seek to replicate its respective Dow Jones* or Blended benchmark^, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

*	Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends.

^	Blended Benchmark: (f) Blended benchmark of 20% S&P 500® Index/73% Barclays U.S. Aggregate Bond Index/7% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Conservative Portfolio, (g) 40% S&P 500®Index/55% Barclays U.S. Aggregate Bond Index/5% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Income & Growth Portfolio, (h) 60% S&P 500® Index/38% Barclays U.S. Aggregate Bond Index/2% Bank of America Merrill Lynch (BofA ML) 3-month U.S. Treasury Bill Index for the Balanced Portfolio, (i) 80% S&P 500® Index/20% Barclays U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500® Index/10% Barclays U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. Each index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor cannot invest directly in an index. The S&P 500® and the Barclays Indexes reflect the reinvestment of dividends.

**	Total return for a period of less than one year is not annualized.

†	Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2015. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report. The Adviser and Sub-adviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding distribution and/or (12b-1) fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of 0.53% of Class I or Class II shares average daily net assets through April 29, 2016. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.53% for Class I or Class II agreed to by the Advisor and Sub-advisor.

5 | June 30, 2015

Ibbotson ETF Allocation Series
Performance Overview (continued)	June 30, 2015 (Unaudited)

ALPS Portfolio Solutions Distributor, Inc., is the distributor for the Portfolios. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Ibbotson Associates.

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to attempt  to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

IBBOTSON ETF ALLOCATION SERIES INVESTMENT ALLOCATION SUMMARY

The table below shows there were changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the six months ended June 30, 2015. U.S. bond exposure was reduced for all but the Aggressive Growth series portfolio and non‐U.S. bond exposure was introduced by approximately the same amounts. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Schedule of Investments on the following pages for actual holdings allocations as of June 30, 2015.

Asset Classes

	Conservative as of		Income & Growth as of		Balanced as of		Growth as of		Aggressive Growth as of
	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14	6/30/15	12/31/14
U.S. Equity	14.5%	14.8%	27.3%	27.0%	38.8%	37.8%	49.8%	49.0%	55.0%	53.0%
Non‐U.S. Equity	5.3%	5.5%	12.0%	13.0%	18.0%	19.3%	25.5%	26.5%	29.5%	31.0%
U.S. Bonds	64.5%	76.9%	47.2%	56.5%	29.9%	36.1%	13.7%	16.7%	7.5%	6.0%
Non‐U.S. Bonds	13.0%	0.0%	10.0%	0.0%	7.0%	0.0%	4.0%	0.0%	0.0%	0.0%
Alternative	1.7%	1.8%	2.5%	2.5%	5.3%	5.8%	7.0%	7.8%	8.0%	10.0%
Cash Equivalents	1.0%	1.0%	1.0%	1.0%	1.0%	1.0%	0.0%	0.0%	0.0%	0.0%

It is important to note that the Dow Jones U.S. Series and the blended benchmarks do not include International and Commodity investments, which are included in all five portfolios. The international equity exposure offset the weakness in commodities for the period.

Each Portfolio allocates investments among multiple exchange traded fund (ETF) asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. Equity securities are subject to investment risk, including possible loss of principal amount invested. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

The Ibbotson ETF Allocation Series Portfolios are not ETFs, instead they consist of five risk-based asset allocation portfolios that invest in underlying ETFs, which are typically open-end investment companies or unit investment trusts.

6 | June 30, 2015

Ibbotson ETF Allocation Series
Performance Overview (continued)	June 30, 2015 (Unaudited)

Conservative – Asset Class Allocation# (as a percentage of net assets)	Income & Growth – Asset Class Allocation# (as a percentage of net assets)

Balanced – Asset Class Allocation# (as a percentage of net assets)	Growth – Asset Class Allocation# (as a percentage of net assets)

Aggressive Growth – Asset Class Allocation# (as a percentage of net assets)

#
Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each Portfolio and these underlying securities’ holdings are shown as a percentage of total Portfolio market value. These asset classifications are unaudited and do not reflect the legal status of any of the investments or companies in which the underlying ETF has invested. Future holdings are subject to change.

*	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2015.

7 | June 30, 2015

Ibbotson Conservative ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 99.09%
iShares ‐ 30.76%
Core S&P 500® ETF	23,413	$4,851,642
Core S&P® Mid‐Cap ETF	7,592	1,138,648
JP Morgan USD Emerging Markets Bond ETF	30,889	3,395,319
TIPS Bond ETF	32,492	3,640,729

Total iShares		13,026,338

Other ‐ 68.33%
GreenHaven Continuous Commodity Index Fund(1)	34,723	766,337
PIMCO Enhanced Short Maturity Active ETF	16,897	1,709,131
SPDR® Barclays High Yield Bond ETF	68,904	2,647,981
Vanguard® FTSE Developed Markets ETF	53,649	2,127,183
Vanguard® Short‐Term Bond ETF	137,232	11,004,634
Vanguard® Total Bond Market ETF	104,953	8,528,481
Vanguard® Total International Bond ETF	41,007	2,147,536

Total Other		28,931,283

Total Exchange Traded Funds (Cost $41,703,681)		41,957,621

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 1.05%
Morgan Stanley Institutional Liquidity Funds ‐ Prime Portfolio	0.084%	442,521	$442,521

Total Short‐Term Investments (Cost $442,521)			442,521

Total Investments ‐ 100.14% (Total cost $42,146,202)			42,400,142

Liabilities in Excess of Other Assets ‐ (0.14)%			(58,673)

Net Assets ‐ 100.00%			$42,341,469

(1)	Non-income producing security.

See Notes to Financial Statements.

8 | June 30, 2015

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 99.44%
iShares ‐ 40.52%
Core S&P 500® ETF	98,774	$20,467,948
Core S&P® Mid‐Cap ETF	40,877	6,130,733
JP Morgan USD Emerging Markets Bond ETF	58,633	6,444,939
MSCI EAFE Small‐Cap ETF	36,662	1,870,495
Russell 2000® Growth ETF	5,410	836,278
TIPS Bond ETF	68,241	7,646,404

Total iShares		43,396,797

Other ‐ 58.92%
GreenHaven Continuous Commodity Index Fund(1)	124,204	2,741,182
PIMCO Enhanced Short Maturity Active ETF	21,800	2,205,070
SPDR® Barclays High Yield Bond ETF	139,953	5,378,394
Vanguard® FTSE Developed Markets ETF	190,544	7,555,070
Vanguard® FTSE Emerging Markets ETF	76,890	3,143,263
Vanguard® Short‐Term Bond ETF	216,959	17,397,942
Vanguard® Small‐Cap ETF	13,545	1,645,311
Vanguard® Total Bond Market ETF	230,317	18,715,560
Vanguard® Total International Bond ETF	82,740	4,333,094

Total Other		63,114,886

Total Exchange Traded Funds (Cost $99,517,630)		106,511,683

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 1.11%
Morgan Stanley Institutional Liquidity Funds ‐ Prime Portfolio	0.084%	1,193,190	$1,193,190

Total Short‐Term Investments (Cost $1,193,190)			1,193,190

Total Investments ‐ 100.55% (Total cost $100,710,820)			107,704,873

Liabilities in Excess of Other Assets ‐ (0.55)%			(589,231)

Net Assets ‐ 100.00%			$107,115,642

(1)	Non-income producing security.

See Notes to Financial Statements.

9 | June 30, 2015

Ibbotson Balanced ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 98.83%
iShares ‐ 44.76%
Core S&P 500® ETF	249,984	$51,801,685
Core S&P® Mid‐Cap ETF	147,781	22,164,194
JP Morgan USD Emerging Markets Bond ETF	84,594	9,298,573
MSCI EAFE Small‐Cap ETF	122,561	6,253,062
Russell 2000® Growth ETF	11,367	1,757,111
TIPS Bond ETF	103,937	11,646,141

Total iShares		102,920,766

Other ‐ 54.07%
GreenHaven Continuous Commodity Index Fund(1)	272,662	6,017,650
PIMCO Enhanced Short Maturity Active ETF	23,287	2,355,480
SPDR® Barclays High Yield Bond ETF	240,126	9,228,042
Vanguard® FTSE Developed Markets ETF	580,232	23,006,199
Vanguard® FTSE Emerging Markets ETF	277,849	11,358,467
Vanguard® REIT ETF	82,238	6,142,356
Vanguard® Short‐Term Bond ETF	175,289	14,056,425
Vanguard® Small‐Cap ETF	103,146	12,529,145
Vanguard® Total Bond Market ETF	401,858	32,654,981
Vanguard® Total International Bond ETF	133,443	6,988,410

Total Other		124,337,155

Total Exchange Traded Funds (Cost $200,907,911)		227,257,921

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 1.20%
Morgan Stanley Institutional Liquidity Funds ‐ Prime Portfolio	0.084%	2,748,324	$2,748,324

Total Short‐Term Investments (Cost $2,748,324)			2,748,324

Total Investments ‐ 100.03% (Total cost $203,656,235)			230,006,245

Liabilities in Excess of Other Assets ‐ (0.03)%			(61,306)

Net Assets ‐ 100.00%			$229,944,939

(1)	Non-income producing security.

See Notes to Financial Statements.

10 | June 30, 2015

Ibbotson Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 99.72%
iShares ‐ 48.23%
Core S&P 500® ETF	282,291	$58,496,341
Core S&P® Mid‐Cap ETF	200,202	30,026,296
JP Morgan USD Emerging Markets Bond ETF	40,068	4,404,274
MSCI EAFE Small‐Cap ETF	158,688	8,096,262
Russell 2000® Growth ETF	14,272	2,206,166
TIPS Bond ETF	24,448	2,739,398

Total iShares		105,968,737

Other ‐ 51.49%
GreenHaven Continuous Commodity Index Fund(1)	362,880	8,008,762
SPDR® Barclays High Yield Bond ETF	42,744	1,642,652
Vanguard® FTSE Developed Markets ETF	794,831	31,515,049
Vanguard® FTSE Emerging Markets ETF	386,891	15,816,104
Vanguard® REIT ETF	101,025	7,545,557
Vanguard® Short‐Term Bond ETF	110,836	8,887,939
Vanguard® Small‐Cap ETF	148,125	17,992,744
Vanguard® Total Bond Market ETF	212,880	17,298,629
Vanguard® Total International Bond ETF	84,376	4,418,771

Total Other		113,126,207

Total Exchange Traded Funds (Cost $184,059,392)		219,094,944

	7-Day Yield	Shares	Value
Short‐Term Investments‐ 0.50%
Morgan Stanley Institutional Liquidity Funds ‐ Prime Portfolio	0.084%	1,111,571	$1,111,571

Total Short‐Term Investments (Cost $1,111,571)			1,111,571

Total Investments ‐ 100.22% (Total cost $185,170,963)			220,206,515

Liabilities in Excess of Other Assets ‐ (0.22)%			(489,557)

Net Assets ‐ 100.00%			$219,716,958

(1)	Non-income producing security.

See Notes to Financial Statements.

11 | June 30, 2015

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 99.64%
iShares ‐ 50.51%
Core S&P 500® ETF	111,149	$23,032,296
Core S&P® Mid‐Cap ETF	82,819	12,421,194
MSCI EAFE Small‐Cap ETF	73,398	3,744,766
Russell 1000® Growth ETF	4,171	412,971
Russell 2000® Growth ETF	5,487	848,180
Russell Mid‐Cap® Growth ETF	4,251	411,709
TIPS Bond ETF	9,231	1,034,334

Total iShares		41,905,450

Other ‐ 49.13%
GreenHaven Continuous Commodity Index Fund(1)	137,095	3,025,687
Vanguard® FTSE Developed Markets ETF	339,260	13,451,659
Vanguard® FTSE Emerging Markets ETF	170,730	6,979,442
Vanguard® REIT ETF	49,142	3,670,416
Vanguard® Short‐Term Bond ETF	13,177	1,056,664
Vanguard® Small‐Cap ETF	69,141	8,398,557
Vanguard® Total Bond Market ETF	51,396	4,176,439

Total Other		40,758,864

Total Exchange Traded Funds (Cost $70,462,203)		82,664,314

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.47%
Morgan Stanley Institutional Liquidity Funds ‐ Prime Portfolio	0.084%	393,618	$393,618

Total Short‐Term Investments (Cost $393,618)			393,618

Total Investments ‐ 100.11% (Total cost $70,855,821)			83,057,932

Liabilities in Excess of Other Assets ‐ (0.11)%			(94,200)

Net Assets ‐ 100.00%			$82,963,732

(1)	Non-income producing security.

See Notes to Financial Statements.

12 | June 30, 2015

Ibbotson ETF Allocation Series
Statements of Assets and Liabilities	As of June 30, 2015 (Unaudited)

	Ibbotson	Ibbotson Income			Ibbotson
	Conservative ETF	and Growth ETF	Ibbotson Balanced	Ibbotson Growth	Aggressive Growth
	Asset Allocation	Asset Allocation	ETF Asset	ETF Asset	ETF Asset
	Portfolio	Portfolio	Allocation Portfolio	Allocation Portfolio	Allocation Portfolio
ASSETS:

Investments, at value	$42,400,142	$107,704,873	$230,006,245	$220,206,515	$83,057,932
Receivable for shares sold	11,639	28,364	28,471	65,797	59,894
Dividends receivable	28,743	151,108	540,827	723,281	318,036
Other assets	1,715	4,202	9,182	8,715	3,346
Total Assets	42,442,239	107,888,547	230,584,725	221,004,308	83,439,208

LIABILITIES:

Payable for investments purchased	–	113,993	447,923	1,106,811	390,502
Payable for shares redeemed	63,329	575,591	31,587	37,459	25,514
Payable to advisor	14,824	39,933	85,638	80,639	30,654
Payable for distribution and service fees	8,102	21,478	43,509	31,285	11,314
Payable for audit fees	9,606	10,103	10,103	10,102	9,606
Payable for trustees’ fees	22	67	123	112	48
Accrued expenses and other liabilities	4,887	11,740	20,903	20,942	7,838
Total Liabilities	100,770	772,905	639,786	1,287,350	475,476
Net Assets	$42,341,469	$107,115,642	$229,944,939	$219,716,958	$82,963,732

NET ASSETS CONSIST OF:

Paid‐in capital	$40,084,743	$92,698,306	$190,538,200	$175,038,045	$66,678,209
Accumulated net investment income	696,715	2,073,029	4,678,071	4,344,083	1,654,948
Accumulated net realized gain on investments	1,306,071	5,350,254	8,378,658	5,299,278	2,428,464
Net unrealized appreciation on investments	253,940	6,994,053	26,350,010	35,035,552	12,202,111
Net Assets	$42,341,469	$107,115,642	$229,944,939	$219,716,958	$82,963,732

Investments, at Cost	$42,146,202	$100,710,820	$203,656,235	$185,170,963	$70,855,821

PRICING OF SHARES:

Class I:
Net Assets	$3,344,144	$4,361,205	$21,759,789	$68,154,901	$28,741,526
Shares of beneficial interest outstanding	295,164	394,551	1,883,126	5,909,435	2,376,750
Net assets value, offering and redemption price per share	$11.33	$11.05	$11.56	$11.53	$12.09

Class II:
Net Assets	$38,997,325	$102,754,437	$208,185,150	$151,562,057	$54,222,206
Shares of beneficial interest outstanding	3,461,228	8,942,646	17,908,993	13,340,014	4,524,549
Net assets value, offering and redemption price per share	$11.27	$11.49	$11.62	$11.36	$11.98

See Notes to Financial Statements.
13 | June 30, 2015

Ibbotson ETF Allocation Series
Statements of Operations	For the Six Months Ended June 30, 2015 (Unaudited)

	Ibbotson
	Conservative ETF	Ibbotson Income and	Ibbotson Balanced	Ibbotson Growth ETF	Ibbotson Aggressive
	Asset Allocation	Growth ETF Asset	ETF Asset Allocation	Asset Allocation	Growth ETF Asset
	Portfolio	Allocation Portfolio	Portfolio	Portfolio	Allocation Portfolio

INVESTMENT INCOME:
Dividends	$364,461	$988,480	$2,204,904	$2,079,622	$791,186
Total Investment Income	364,461	988,480	2,204,904	2,079,622	791,186

EXPENSES:
Investment advisor fee	93,868	245,770	515,265	479,408	181,048
12b‐1 fees:
Class II	48,257	131,998	261,640	186,141	68,019
Custodian fees	2,472	3,799	6,334	7,026	3,507
Legal fees	1,112	3,119	6,318	5,845	2,196
Audit fees	7,917	8,414	8,414	8,412	7,917
Trustees’ fees and expenses	3,381	9,228	18,896	17,544	6,607
Report to shareholder fees	1,667	5,054	10,650	10,726	3,896
Registration fees	84	–	564	222	246
Other expenses	4,754	7,156	11,134	10,625	5,424
Total expenses before waiver/reimbursements	163,512	414,538	839,215	725,949	278,860
Less fees waived/reimbursed by investment advisor
Class I	(360)	–	–	–	–
Class II	(4,255)	–	–	–	–
Total Net Expenses	158,897	414,538	839,215	725,949	278,860
Net Investment Income	205,564	573,942	1,365,689	1,353,673	512,326

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
Net realized gain on investments	294,895	1,828,691	2,510,295	2,092,174	1,088,499
Net change in unrealized appreciation/(depreciation) on investments	(354,617)	(1,211,979)	(363,187)	1,120,346	350,389
Net Realized and Unrealized Gain/(Loss) on Investments	(59,722)	616,712	2,147,108	3,212,520	1,438,888
Net Increase in Net Assets Resulting from Operations	$145,842	$1,190,654	$3,512,797	$4,566,193	$1,951,214

See Notes to Financial Statements.

14 | June 30, 2015

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OPERATIONS:

Net investment income	$205,564	$491,159
Net realized gain on investments	294,895	1,051,740
Net change in unrealized depreciation on investments	(354,617)	(430,393)
Net increase in net assets resulting from operations	145,842	1,112,506

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(42,047)
Class II	–	(371,651)
From net realized gain on investments
Class I	–	(48,742)
Class II	–	(534,117)
Total distributions	–	(996,557)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	403,940	1,139,770
Issued to shareholders in reinvestment of distributions	–	90,789
Cost of shares redeemed	(417,228)	(929,861)
Net increase/(decrease) from share transactions	(13,288)	300,698
Class II
Proceeds from sale of shares	7,158,563	11,671,585
Issued to shareholders in reinvestment of distributions	–	905,768
Cost of shares redeemed	(4,864,447)	(12,411,274)
Net increase from share transactions	2,294,116	166,079

Net increase in net assets	2,426,670	582,726

NET ASSETS:

Beginning of period	39,914,799	39,332,073
End of period*	$42,341,469	$39,914,799

*Includes accumulated net investment income of:	$696,715	$491,151

See Notes to Financial Statements.
15 | June 30, 2015

Ibbotson Conservative ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OTHER INFORMATION ‐ SHARES:

Class I
Sold	35,341	99,351
Reinvested	–	8,113
Redeemed	(36,526)	(81,176)
Net increase/(decrease) in shares outstanding	(1,185)	26,288

Class II
Sold	630,671	1,022,420
Reinvested	–	81,308
Redeemed	(428,522)	(1,085,959)
Net increase in shares outstanding	202,149	17,769

See Notes to Financial Statements.
16 | June 30, 2015

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OPERATIONS:

Net investment income	$573,942	$1,499,188
Net realized gain on investments	1,828,691	3,789,224
Long‐term capital gain distributions from other investment companies	–	61,990
Net change in unrealized depreciation on investments	(1,211,979)	(1,502,118)
Net increase in net assets resulting from operations	1,190,654	3,848,284

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(61,389)
Class II	–	(1,251,299)
From net realized gain on investments
Class I	–	(72,939)
Class II	–	(1,823,490)
Total distributions	–	(3,209,117)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	581,409	857,076
Issued to shareholders in reinvestment of distributions	–	134,327
Cost of shares redeemed	(498,672)	(498,721)
Net increase from share transactions	82,737	492,682
Class II
Proceeds from sale of shares	6,417,967	17,790,024
Issued to shareholders in reinvestment of distributions	–	3,074,789
Cost of shares redeemed	(11,937,909)	(25,093,916)
Net decrease from share transactions	(5,519,942)	(4,229,103)

Net decrease in net assets	(4,246,551)	(3,097,254)

NET ASSETS:

Beginning of period	111,362,193	114,459,447
End of period*	$107,115,642	$111,362,193

*Includes accumulated net investment income of:	$2,073,029	$1,499,087

See Notes to Financial Statements.

17 | June 30, 2015

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OTHER INFORMATION ‐ SHARES:

Class I
Sold	52,477	76,447
Reinvested	–	12,472
Redeemed	(44,724)	(44,767)
Net increase in shares outstanding	7,753	44,152

Class II
Sold	555,915	1,540,189
Reinvested	–	274,290
Redeemed	(1,032,541)	(2,166,143)
Net decrease in shares outstanding	(476,626)	(351,664)

See Notes to Financial Statements.

18 | June 30, 2015

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OPERATIONS:

Net investment income	$1,365,689	$3,258,779
Net realized gain on investments	2,510,295	6,190,970
Long‐term capital gain distributions from other investment companies	–	86,455
Net change in unrealized appreciation/(depreciation) on investments	(363,187)	327,631
Net increase in net assets resulting from operations	3,512,797	9,863,835

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(287,473)
Class II	–	(2,393,472)
From net realized gain on investments
Class I	–	(309,931)
Class II	–	(3,092,090)
Total distributions	–	(6,082,966)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	1,278,567	3,961,681
Issued to shareholders in reinvestment of distributions	–	597,404
Cost of shares redeemed	(662,750)	(3,452,978)
Net increase from share transactions	615,817	1,106,107
Class II
Proceeds from sale of shares	19,185,394	42,312,142
Issued to shareholders in reinvestment of distributions	–	5,485,562
Cost of shares redeemed	(21,221,464)	(43,766,140)
Net increase/(decrease) from share transactions	(2,036,070)	4,031,564

Net increase in net assets	2,092,544	8,918,540

NET ASSETS:

Beginning of period	227,852,395	218,933,855
End of period*	$229,944,939	$227,852,395

*Includes accumulated net investment income of:	$4,678,071	$3,312,382

See Notes to Financial Statements.

19 | June 30, 2015

Ibbotson Balanced ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OTHER INFORMATION ‐ SHARES:

Class I
Sold	109,789	344,428
Reinvested	–	53,724
Redeemed	(57,080)	(301,001)
Net increase in shares outstanding	52,709	97,151

Class II
Sold	1,638,675	3,659,502
Reinvested	–	489,783
Redeemed	(1,812,234)	(3,782,690)
Net increase/(decrease) in shares outstanding	(173,559)	366,595

See Notes to Financial Statements.

20 | June 30, 2015

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OPERATIONS:

Net investment income	$1,353,673	$2,932,083
Net realized gain on investments	2,092,174	4,213,509
Net change in unrealized appreciation on investments	1,120,346	2,032,227
Net increase in net assets resulting from operations	4,566,193	9,177,819

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(778,272)
Class II	–	(1,484,307)
From net realized gain on investments
Class I	–	(135,514)
Class II	–	(315,868)
Total distributions	–	(2,713,961)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	6,072,364	11,349,412
Issued to shareholders in reinvestment of distributions	–	913,786
Cost of shares redeemed	(3,041,054)	(3,946,651)
Net increase from share transactions	3,031,310	8,316,547
Class II
Proceeds from sale of shares	15,634,409	30,400,795
Issued to shareholders in reinvestment of distributions	–	1,800,175
Cost of shares redeemed	(12,423,260)	(34,584,912)
Net increase/(decrease) from share transactions	3,211,149	(2,383,942)

Net increase in net assets	10,808,652	12,396,463

NET ASSETS:

Beginning of period	208,908,306	196,511,843
End of period*	$219,716,958	$208,908,306

*Includes accumulated net investment income of:	$4,344,083	$2,990,410

See Notes to Financial Statements.

21 | June 30, 2015

Ibbotson Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OTHER INFORMATION - SHARES:

Class I
Sold	523,030	1,009,336
Reinvested	–	83,375
Redeemed	(261,681)	(352,993)
Net increase in shares outstanding	261,349	739,718

Class II
Sold	1,367,290	2,752,218
Reinvested	–	166,529
Redeemed	(1,088,123)	(3,137,557)
Net increase/(decrease) in shares outstanding	279,167	(218,810)

See Notes to Financial Statements.

22 | June 30, 2015

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OPERATIONS:

Net investment income	$512,326	$1,118,363
Net realized gain on investments	1,088,499	1,478,056
Long‐term capital gain distributions from other investment companies	–	7,266
Net change in unrealized appreciation on investments	350,389	685,539
Net increase in net assets resulting from operations	1,951,214	3,289,224

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(291,228)
Class II	–	(515,464)
From net realized gain on investments
Class I	–	(183,930)
Class II	–	(392,306)
Total distributions	–	(1,382,928)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	3,869,388	6,501,169
Issued to shareholders in reinvestment of distributions	–	475,158
Cost of shares redeemed	(1,359,099)	(2,233,061)
Net increase from share transactions	2,510,289	4,743,266
Class II
Proceeds from sale of shares	7,559,790	14,174,237
Issued to shareholders in reinvestment of distributions	–	907,769
Cost of shares redeemed	(7,824,257)	(11,854,203)
Net increase/(decrease) from share transactions	(264,467)	3,227,803

Net increase in net assets	4,197,036	9,877,365

NET ASSETS:

Beginning of period	78,766,696	68,889,331
End of period*	$82,963,732	$78,766,696

*Includes accumulated net investment income of:	$1,654,948	$1,142,622

See Notes to Financial Statements.

23 | June 30, 2015

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Statements of Changes in Net Assets (continued)

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OTHER INFORMATION ‐ SHARES:

Class I
Sold	318,423	552,537
Reinvested	–	41,608
Redeemed	(113,903)	(190,864)
Net increase in shares outstanding	204,520	403,281

Class II
Sold	629,102	1,211,023
Reinvested	–	80,121
Redeemed	(650,402)	(1,009,597)
Net increase/(decrease) in shares outstanding	(21,300)	281,547

See Notes to Financial Statements.

24 | June 30, 2015

Ibbotson Conservative ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.27		$11.24	$11.24	$11.03	$11.09	$10.54
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.17	0.15	0.20	0.26	0.23
Net realized and unrealized gain/(loss) on investments	(0.01)		0.18	0.16	0.40	0.11	0.47
Total income from investment operations	0.06		0.35	0.31	0.60	0.37	0.70

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.15)	(0.17)	(0.18)	(0.16)	(0.14)
From net realized gain	–		(0.17)	(0.14)	(0.21)	(0.27)	(0.01)
Total distributions	–		(0.32)	(0.31)	(0.39)	(0.43)	(0.15)
Net increase/(decrease) in net asset value	0.06		0.03	–	0.21	(0.06)	0.55
Net asset value ‐ end of year	$11.33		$11.27	$11.24	$11.24	$11.03	$11.09

Total Return*	0.53	%(2)	3.10%	2.77%	5.48%	3.42%	6.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$3,344		$3,340	$3,037	$3,039	$2,504	$2,314
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.55	%(3)	0.55%	0.58%	0.60%	0.63%	0.74%
Net expenses after waiver/reimbursements	0.53	%(3)	0.53%	0.53%	0.53%	0.51%	0.48%
Net investment income after waiver/reimbursements	1.20	%(3)	1.48%	1.29%	1.75%	2.31%	2.12%
Portfolio turnover rate	20	%(2)	23%	19%	22%	39%	34%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

25 | June 30, 2015

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.22		$11.20	$11.20	$11.00	$11.07	$10.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.05		0.14	0.12	0.17	0.24	0.20
Net realized and unrealized gain on investments	(0.00	)(2)	0.17	0.17	0.40	0.10	0.48
Total income from investment operations	0.05		0.31	0.29	0.57	0.34	0.68

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.12)	(0.15)	(0.16)	(0.14)	(0.13)
From net realized gain	–		(0.17)	(0.14)	(0.21)	(0.27)	(0.01)
Total distributions	–		(0.29)	(0.29)	(0.37)	(0.41)	(0.14)
Net increase/(decrease) in net asset value	0.05		0.02	–	0.20	(0.07)	0.54
Net asset value ‐ end of year	$11.27		$11.22	$11.20	$11.20	$11.00	$11.07

Total Return*	0.45	%(3)	2.77%	2.56%	5.21%	3.14%	6.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$38,997		$36,575	$36,295	$35,950	$27,460	$19,488
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.80	%(4)	0.80%	0.83%	0.85%	0.88%	0.99%
Net expenses after waiver/reimbursements	0.78	%(4)	0.78%	0.78%	0.78%	0.77%	0.73%
Net investment income after waiver/reimbursements	0.96	%(4)	1.22%	1.05%	1.53%	2.10%	1.88%
Portfolio turnover rate	20	%(3)	23%	19%	22%	39%	34%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.

26 | June 30, 2015

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information  reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on  an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$10.93		$10.90	$10.41	$10.11	$10.25	$9.46
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.17	0.15	0.20	0.23	0.22
Net realized and unrealized gain/(loss) on investments	0.05		0.22	0.63	0.63	(0.09)	0.63
Total income from investment operations	0.12		0.39	0.78	0.83	0.14	0.85

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.19)	(0.20)	(0.11)	(0.06)
From net realized gain	–		(0.20)	(0.10)	(0.33)	(0.17)	–
Total distributions	–		(0.36)	(0.29)	(0.53)	(0.28)	(0.06)
Net increase/(decrease) in net asset value	0.12		0.03	0.49	0.30	(0.14)	0.79
Net asset value - end of year	$11.05		$10.93	$10.90	$10.41	$10.11	$10.25

Total Return*	1.10	%(2)	3.63%	7.58%	8.18%	1.37%	9.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$4,361		$4,227	$3,736	$3,315	$2,186	$1,701
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.51	%(3)	0.50%	0.53%	0.52%	0.55%	0.66%
Net expenses after waiver/reimbursements	0.51	%(3)	0.50%	0.53%	0.52%	0.51%	0.48%
Net investment income after waiver/reimbursements	1.30	%(3)	1.56%	1.39%	1.90%	2.25%	2.22%
Portfolio turnover rate	15	%(2)	16%	12%	19%	45%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

27 | June 30, 2015

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information  reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on  an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.37		$11.33	$10.81	$10.49	$10.64	$9.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.06		0.15	0.13	0.17	0.21	0.24
Net realized and unrealized gain/(loss) on investments	0.06		0.22	0.65	0.66	(0.10)	0.63
Total income from investment operations	0.12		0.37	0.78	0.83	0.11	0.87

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.13)	(0.16)	(0.18)	(0.09)	(0.05)
From net realized gain	–		(0.20)	(0.10)	(0.33)	(0.17)	–
Total distributions	–		(0.33)	(0.26)	(0.51)	(0.26)	(0.05)
Net increase/(decrease) in net asset value	0.12		0.04	0.52	0.32	(0.15)	0.82
Net asset value - end of year	$11.49		$11.37	$11.33	$10.81	$10.49	$10.64

Total Return*	1.06	%(2)	3.30%	7.33%	7.87%	1.08%	8.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$102,754		$107,135	$110,724	$109,407	$94,049	$76,487
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.76	%(3)	0.76%	0.78%	0.77%	0.80%	0.90%
Net expenses after waiver/reimbursements	0.76	%(3)	0.76%	0.78%	0.77%	0.77%	0.73%
Net investment income after waiver/reimbursements	1.03	%(3)	1.29%	1.14%	1.57%	1.98%	2.39%
Portfolio turnover rate	15	%(2)	16%	12%	19%	45%	31%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

28 | June 30, 2015

Ibbotson Balanced ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information  reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on  an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.37		$11.18	$10.18	$9.74	$10.08	$9.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.19	0.17	0.21	0.22	0.21
Net realized and unrealized gain/(loss) on investments	0.11		0.34	1.07	0.86	(0.28)	0.86
Total income/(loss) from investment operations	0.19		0.53	1.24	1.07	(0.06)	1.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.16)	(0.18)	(0.18)	(0.12)	(0.07)
From net realized gain	–		(0.18)	(0.06)	(0.45)	(0.16)	–
Total distributions	–		(0.34)	(0.24)	(0.63)	(0.28)	(0.07)
Net increase/(decrease) in net asset value	0.19		0.19	1.00	0.44	(0.34)	1.00
Net asset value - end of year	$11.56		$11.37	$11.18	$10.18	$9.74	$10.08

Total Return*	1.67	%(2)	4.79%	12.19%	11.00%	(0.56)%	11.85%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$21,760		$20,807	$19,383	$13,860	$8,406	$6,270
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50	%(3)	0.50%	0.52%	0.51%	0.53%	0.60%
Net expenses after waiver/reimbursements	0.50	%(3)	0.50%	0.52%	0.51%	0.52%	0.48%
Net investment income after waiver/reimbursements	1.43	%(3)	1.70%	1.59%	2.06%	2.19%	2.18%
Portfolio turnover rate	15	%(2)	19%	11%	18%	51%	32%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

29 | June 30, 2015

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information  reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on  an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of year	$11.45		$11.26	$10.26	$9.81	$10.17	$9.17
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.17	0.14	0.18	0.19	0.20
Net realized and unrealized gain/(loss) on investments	0.10		0.34	1.07	0.88	(0.29)	0.87
Total income/(loss) from investment operations	0.17		0.51	1.21	1.06	(0.10)	1.07

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.15)	(0.16)	(0.10)	(0.07)
From net realized gain	–		(0.18)	(0.06)	(0.45)	(0.16)	–
Total distributions	–		(0.32)	(0.21)	(0.61)	(0.26)	(0.07)
Net increase/(decrease) in net asset value	0.17		0.19	1.00	0.45	(0.36)	1.00
Net asset value - end of year	$11.62		$11.45	$11.26	$10.26	$9.81	$10.17

Total Return*	1.48	%(2)	4.51%	11.86%	10.81%	(0.89)%	11.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$208,185		$207,046	$199,551	$177,384	$146,175	$116,197
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.75	%(3)	0.75%	0.77%	0.76%	0.78%	0.84%
Net expenses after waiver/reimbursements	0.75	%(3)	0.75%	0.77%	0.76%	0.77%	0.73%
Net investment income after waiver/reimbursements	1.16	%(3)	1.43%	1.30%	1.68%	1.89%	2.13%
Portfolio turnover rate	15	%(2)	19%	11%	18%	51%	32%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

30 | June 30, 2015

Ibbotson Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.27		$10.91	$9.48	$9.17	$9.75	$8.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.08		0.18	0.16	0.18	0.18	0.19
Net realized and unrealized gain/(loss) on investments	0.18		0.34	1.42	1.02	(0.53)	1.03
Total income/(loss) from investment operations	0.26		0.52	1.58	1.20	(0.35)	1.22

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.14)	(0.15)	(0.12)	(0.07)
From net realized gain	–		(0.02)	(0.01)	(0.74)	(0.11)	–
Total distributions	–		(0.16)	(0.15)	(0.89)	(0.23)	(0.07)
Net increase/(decrease) in net asset value	0.26		0.36	1.43	0.31	(0.58)	1.15
Net asset value ‐ end of year	$11.53		$11.27	$10.91	$9.48	$9.17	$9.75

Total Return*	2.31	%(2)	4.85%	16.78%	13.24%	(3.50)%	14.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$68,155		$63,676	$53,553	$37,403	$26,531	$20,472
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.50	%(3)	0.50%	0.52%	0.52%	0.54%	0.60%
Net expenses after waiver/reimbursements	0.50	%(3)	0.50%	0.52%	0.52%	0.51%	0.48%
Net investment income after waiver/reimbursements	1.44	%(3)	1.64%	1.53%	1.84%	1.85%	2.15%
Portfolio turnover rate	11	%(2)	16%	6%	19%	52%	40%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
31 | June 30, 2015

Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the
	Six Months		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012	2011	2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.12		$10.77	$9.36	$9.07	$9.65	$8.53
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.15	0.12	0.14	0.14	0.19
Net realized and unrealized gain/(loss) on investments	0.17		0.34	1.42	1.02	(0.50)	0.99
Total income/(loss) from investment operations	0.24		0.49	1.54	1.16	(0.36)	1.18

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.12)	(0.12)	(0.13)	(0.11)	(0.06)
From net realized gain	–		(0.02)	(0.01)	(0.74)	(0.11)	–
Total distributions	–		(0.14)	(0.13)	(0.87)	(0.22)	(0.06)
Net increase/(decrease) in net asset value	0.24		0.35	1.41	0.29	(0.58)	1.12
Net asset value ‐ end of year	$11.36		$11.12	$10.77	$9.36	$9.07	$9.65

Total Return*	2.16	%(2)	4.57%	16.54%	12.92%	(3.68)%	13.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$151,562		$145,233	$142,959	$120,573	$107,209	$103,552
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.75	%(3)	0.75%	0.77%	0.77%	0.79%	0.84%
Net expenses after waiver/reimbursements	0.75	%(3)	0.75%	0.77%	0.77%	0.76%	0.73%
Net investment income after waiver/reimbursements	1.18	%(3)	1.35%	1.23%	1.47%	1.47%	2.14%
Portfolio turnover rate	11	%(2)	16%	6%	19%	52%	40%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
32 | June 30, 2015

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the
	Six Months		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2015		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2014	2013	2012		2011	2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.79		$11.48	$9.88	$8.75		$9.31	$8.09
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.09		0.20	0.18	0.18		0.17	0.19
Net realized and unrealized gain/(loss) on investments	0.21		0.34	1.64	1.08		(0.62)	1.07
Total income/(loss) from investment operations	0.30		0.54	1.82	1.26		(0.45)	1.26

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.14)	(0.14)	(0.13)		(0.11)	(0.04)
From net realized gain	–		(0.09)	(0.08)	(0.00	)(2)	–	–
Total distributions	–		(0.23)	(0.22)	(0.13)		(0.11)	(0.04)
Net increase/(decrease) in net asset value	0.30		0.31	1.60	1.13		(0.56)	1.22
Net asset value ‐ end of year	$12.09		$11.79	$11.48	$9.88		$8.75	$9.31

Total Return*	2.54	%(3)	4.74%	18.53%	14.46%		(4.85)%	15.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$28,742		$25,603	$20,301	$13,256		$8,937	$6,745
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.52	%(4)	0.51%	0.55%	0.57%		0.60%	0.82%
Net expenses after waiver/reimbursements	0.52	%(4)	0.51%	0.52%	0.53%		0.51%	0.48%
Net investment income after waiver/reimbursements	1.47	%(4)	1.70%	1.63%	1.91%		1.81%	2.27%
Portfolio turnover rate	13	%(3)	19%	8%	23%		43%	77%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
33 | June 30, 2015

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the years presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	For the
	Six Months		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2015		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2014	2013	2012		2011	2010
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of year	$11.70		$11.39	$9.82	$8.70		$9.26	$8.06
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.07		0.17	0.14	0.14		0.13	0.31
Net realized and unrealized gain/(loss) on investments	0.21		0.34	1.63	1.09		(0.60)	0.92
Total income/(loss) from investment operations	0.28		0.51	1.77	1.23		(0.47)	1.23

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.11)	(0.12)	(0.11)		(0.09)	(0.03)
From net realized gain	–		(0.09)	(0.08)	(0.00	)(2)	–	–
Total distributions	–		(0.20)	(0.20)	(0.11)		(0.09)	(0.03)
Net increase/(decrease) in net asset value	0.28		0.31	1.57	1.12		(0.56)	1.20
Net asset value ‐ end of year	$11.98		$11.70	$11.39	$9.82		$8.70	$9.26

Total Return*	2.39	%(3)	4.56%	18.12%	14.20%		(5.04)%	15.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)	$54,222		$53,164	$48,589	$38,551		$33,554	$32,250
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.77	%(4)	0.76%	0.80%	0.82%		0.84%	1.03%
Net expenses after waiver/reimbursements	0.77	%(4)	0.76%	0.77%	0.78%		0.76%	0.73%
Net investment income after waiver/reimbursements	1.16	%(4)	1.41%	1.31%	1.51%		1.45%	3.66%
Portfolio turnover rate	13	%(3)	19%	8%	23%		43%	77%

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Less than ($0.005) per share.
(3)	Not annualized.
(4)	Annualized.

See Notes to Financial Statements.
34 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview	June 30, 2015 (Unaudited)

Investment Objective

The ALPS | Alerian Energy Infrastructure Portfolio (the “Portfolio”) seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the “Index” or “AMEI”).

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by Alerian, the Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies. The Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities (also known as “midstream energy businesses”). Each constituent is assigned to one of four categories: (i) U.S. Energy Infrastructure MLPs, (ii) U.S. General Partners, (iii) U.S. Energy Infrastructure Companies, and (iv) Canadian Energy Infrastructure Companies.

Portfolio Overview

During the six‐month period from January 1, 2015 to June 30, 2015, the ALPS Alerian Energy Infrastructure Portfolio’s Class I Shares delivered a net return of ‐9.82% (Class III delivered a net return of ‐10.00%). This compares to the Fund’s index, the AMEI, which fell ‐11.2% and ‐9.3% on a price and total return basis, respectively.

The top performer during the period was Williams Companies (WMB +13%), which announced that it had received an unsolicited takeover bid at a 32% premium to its then‐current stock price. Other top performers were NiSource (NI +3%) and Veresen (VSN +1%). Underperformers included ONEOK Inc (OKE) and MarkWest Energy Partners (MWE).

During the period, Alerian changed its methodology for the AMEI. For further details on the new methodology, please visit alerian.com. Cheniere Energy Partners (CQP), EQT GP Holdings (EQGP), Energy Transfer Equity (ETE), Exterran Holdings (EXH), Macquarie Infrastructure (MIC), MPLX (MPLX), NuStar GP Holdings (NSH), Phillips 66 Partners (PSXP), SemGroup (SEMG), Shell Midstream Partners (SHLX), Tallgrass Energy GP (TEGP), and Western Gas Equity Partners (WGP) were added to the AMEI. Atmos Energy (ATO), DTE Energy (DTE), Emera (EMA), EQT Midstream Partners (EQM), Energy Transfer Partners (ETP), Questar (STR), and Western Gas Partners (WES) were removed from the AMEI.

Index constituent performance was impacted by a variety of factors including rising interest rates, volatile crude oil prices, declining NGL prices, and broader macroeconomic risks (Greece, China, Iran nuclear deal). In addition, as it relates to the Canadian energy infrastructure companies in the AMEI, a strengthening US dollar impacted the currency‐adjusted returns for the index.

The U.S. Energy Information Administration (EIA) announced that domestic crude oil production peaked in April, reaching 9.7 million barrels per day, the highest level since 1971. Expectations are for production to mildly decline through the rest of 2015, but the ability for global crude prices to stabilize may hinge on other factors besides US supply.

While equity price volatility may persist until energy prices stabilize, we remain confident in the long‐term thesis for energy infrastructure companies, rooted by the necessity for the continued build‐out of energy infrastructure to serve North America’s needs.

North American midstream energy companies continued to announce multiple new infrastructure projects in Canada, the U.S., and Mexico during the period, including expansions to existing natural gas pipelines in the Northeast, processing plants serving the Delaware Basin in West Texas, natural gas pipeline projects serving Mexico, crude oil terminals in Edmonton, crude oil pipelines serving East Texas, terminaling assets serving the first refinery to be built in Canada in 30 years, and oil and condensate pipelines across Texas.

The catalysts for improved performance could range from stabilizing global crude supply numbers and prices, recovery in global economic growth or energy demand, or clarity surrounding the U.S. Federal Reserve’s policy on interest rate hikes in the near and medium term. Whether such factors occur in the short or near term, North American energy infrastructure companies continue to generate a stable base of growing cash flows, anchored by inflation‐adjusted contracts. With billions of dollars of infrastructure opportunities over the next few decades, we believe that energy infrastructure companies continue to represent a compelling potential investment opportunity for long‐term investors seeking total return.

The views and information discussed in this commentary are as of the date of publication, and are subject to change.  The views expressed are those of the Investment Advisor.  They represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice.
35 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	June 30, 2015 (Unaudited)

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2015

				Annualized Expense Ratios as disclosed in
			Since Inception	current prospectus dated 4/30/15
	Six Months[1]	1 Year	(5/01/13)	Gross	Net[2]
ALPS | Alerian Energy Infrastructure Portfolio ‐ Class I	‐9.82%	‐14.43%	4.10%	1.10%	0.95%
ALPS | Alerian Energy Infrastructure Portfolio ‐ Class III	‐10.00%	‐14.85%	3.60%	1.42%	1.30%
Alerian Energy Infrastructure Index[3]	‐9.33%	‐13.46%	5.53%

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2015. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2016.  This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The Alerian Energy Infrastructure Index is a composite of North American energy infrastructure companies engaged in the pipeline transportation, storage, and processing of energy commodities. An investor cannot invest directly in an index.

If an MLP in the portfolio is deemed a corporation rather than a partnership for federal income tax purposes, then the income would be subject to federal taxation at the entity level, reducing the amount of cash available for distribution to the Portfolio which could result in a reduction of the Portfolio’s value.

Investments in securities of MLPs involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

The benefit you are expected to derive from the Portfolio’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Portfolio’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Portfolio.

The ALPS | Alerian Energy Infrastructure Portfolio is distributed by ALPS Portfolio Solutions Distributor, Inc. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Alerian.
36 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Performance Overview (continued)	June 30, 2015 (Unaudited)
Top 10 Holdings(1) (as of June 30, 2015)

The Williams Cos., Inc.	6.00%
Enbridge, Inc.	5.10%
Dominion Resources, Inc.	5.08%
ONEOK, Inc.	5.05%
TransCanada Corp.	5.01%
Spectra Energy Corp.	4.88%
Pembina Pipeline Corp.	4.86%
Kinder Morgan, Inc.	4.85%
Enterprise Products Partners LP	4.83%
Energy Transfer Equity LP	4.82%
Total	50.48%

Holdings are subject to change.

(1)	% of Net Assets.
(2)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2015.

Sector Allocation(1)

The illustration below is based on a hypothetical $10,000 investment in the Portfolio since inception (May 1, 2013). All results shown assume reinvestments of dividends and capital gains.

Growth of $10,000 (as of June 30, 2015)

ALPS | Alerian Energy Infrastructure Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 36 and 37 do not reflect the deduction of taxes that  a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in  effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please  call 1‐866‐432‐2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

37 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies ‐ 25.34%
AltaGas, Ltd.	42,613	$1,297,837
Enbridge, Inc.	79,499	3,717,803
Gibson Energy, Inc.	40,316	727,883
Inter Pipeline, Ltd.	107,432	2,468,614
Keyera Corp.	54,044	1,804,351
Pembina Pipeline Corp.	109,612	3,542,863
TransCanada Corp.	89,965	3,656,224
Veresen, Inc.	93,210	1,260,462

Total Canadian Energy Infrastructure Companies (Cost $20,645,063)		18,476,037

U.S. Energy Infrastructure Companies ‐ 26.00%
CenterPoint Energy, Inc.	91,769	1,746,364
Dominion Resources, Inc.	55,405	3,704,932
Kinder Morgan, Inc.	92,064	3,534,337
Macquarie Infrastructure Corp.	15,828	1,307,868
NiSource, Inc.	67,493	3,077,006
OGE Energy Corp.	42,302	1,208,568
The Williams Cos., Inc.	76,268	4,377,021

Total U.S. Energy Infrastructure Companies (Cost $18,852,303)		18,956,096

U.S. Energy Infrastructure MLPs ‐ 24.10%
Buckeye Partners LP	29,295	2,165,779
Cheniere Energy Partners LP	10,317	318,280
Energy Transfer Equity LP	54,733	3,512,217
Enterprise Products Partners LP	117,895	3,523,882
EQT GP Holdings LP(1)	6,101	207,373
Magellan Midstream Partners LP	47,698	3,500,079
MarkWest Energy Partners LP	42,728	2,409,005
MPLX LP	5,330	380,455
NuStar GP Holdings LLC	7,971	303,376
Phillips 66 Partners LP	5,511	396,792
Shell Midstream Partners LP	10,594	483,616
Western Gas Equity Partners LP	6,216	372,960

Total U.S. Energy Infrastructure MLPs (Cost $19,222,590)		17,573,814

	Shares	Value
U.S. General Partners ‐ 24.78%
EnLink Midstream LLC	25,964	$807,221
Exterran Holdings, Inc.	37,774	1,233,321
ONEOK, Inc.	93,244	3,681,273
Plains GP Holdings LP, Class A	132,690	3,428,709
SemGroup Corp., Class A	24,226	1,925,482
Spectra Energy Corp.	109,136	3,557,834
Tallgrass Energy GP LP(1)	26,539	853,229
Targa Resources Corp.	28,950	2,582,919

Total U.S. General Partners (Cost $20,626,524)		18,069,988

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 0.26%
Morgan Stanley Institutional Liquidity Fund‐ Prime Portfolio	0.084%	189,372	$189,372

Total Short‐Term Investments (Cost $189,372)			189,372

Total Investments ‐ 100.48% (Total cost $79,535,852)			73,265,307

Liabilities in Excess of Other Assets ‐ (0.48)%			(351,739)

Net Assets ‐ 100.00%			$72,913,568

(1)	Non-income producing security.

See Notes to Financial Statements.
38 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Assets and Liabilities	As of June 30, 2015 (Unaudited)

ASSETS:

Investments, at value	$73,265,307
Receivable for shares sold	2,830
Dividends receivable	88,363
Other assets	3,356
Total Assets	73,359,856

LIABILITIES:

Payable for investments purchased	182,203
Payable for shares redeemed	157,086
Payable to advisor	41,638
Payable for distribution and service fees	30,317
Payable for audit fees	12,136
Payable for trustees’ fees	656
Accrued expenses and other liabilities	22,252
Total Liabilities	446,288
Net Assets	$72,913,568

NET ASSETS CONSIST OF:

Paid‐in capital	$77,371,570
Accumulated net investment income	1,633,312
Accumulated net realized gain on investments and foreign currency transactions	180,314
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(6,271,628)
Net Assets	$72,913,568

Investments, at Cost	$79,535,852

PRICING OF SHARES:

Class I:
Net Assets	$572,038
Shares of beneficial interest outstanding	53,278
Net assets value, offering and redemption price per share	$10.74

Class III:
Net Assets	$72,341,530
Shares of beneficial interest outstanding	6,754,793
Net assets value, offering and redemption price per share	$10.71

See Notes to Financial Statements.
39 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Statement of Operations	For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $65,119)	$1,401,700
Total Investment Income	1,401,700

EXPENSES:
Investment advisor fee	249,263
12b‐1 fees:
Class III	88,365
Shareholder servicing fees:
Class I	153
Class III	40,428
Custodian fees	18,200
Legal fees	1,818
Audit fees	8,737
Trustees’ fees and expenses	6,329
Report to shareholder fees	6,134
Registration fees	1,042
Other expenses	6,289
Total expenses before waiver/reimbursements	426,758
Less fees waived/reimbursed by investment advisor
Class I	(96)
Class III	(12,856)
Total Net Expenses	413,806
Net Investment Income	987,894

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(1,019,243)
Foreign currency transactions	(751,130)
Net change in unrealized depreciation on:
Investments	(6,765,116)
Translation of assets and liabilities denominated in foreign currencies	(991)
Net Realized and Unrealized Loss on Investments	(8,536,480)
Net Decrease in Net Assets Resulting from Operations	$(7,548,586)

See Notes to Financial Statements.
40 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Statements of Changes in Net Assets

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OPERATIONS:

Net investment income	$987,894	$967,915
Net realized gain/(loss) on investments and foreign currency transactions	(1,770,373)	1,581,132
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(6,766,107)	(457,690)
Net increase/(decrease) in net assets resulting from operations	(7,548,586)	2,091,357

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income
Class I	–	(2,345)
Class III	–	(77,432)
From net realized gain on investments
Class I	–	(1,796)
Class III	–	(416,393)
Total distributions	–	(497,966)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	285,532	363,397
Issued to shareholders in reinvestment of distributions	–	4,141
Cost of shares redeemed	(29,152)	(159,007)
Net increase from share transactions	256,380	208,531
Class III
Proceeds from sale of shares	15,872,029	56,712,446
Issued to shareholders in reinvestment of distributions	–	493,825
Cost of shares redeemed	(4,808,071)	(9,667,126)
Net increase from share transactions	11,063,958	47,539,145

Net increase in net assets	3,771,752	49,341,067

NET ASSETS:

Beginning of period	69,141,816	19,800,749
End of period*	$72,913,568	$69,141,816

*Includes accumulated net investment income of:	$1,633,312	$645,418

See Notes to Financial Statements.
41 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio
Statements of Changes in Net Assets (continued)

	For the Six
	Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014

OTHER INFORMATION ‐ SHARES:

Class I
Sold	25,259	29,339
Reinvested	–	385
Redeemed	(2,617)	(13,147)
Net increase in shares outstanding	22,642	16,577

Class III
Sold	1,397,912	4,705,100
Reinvested	–	45,980
Redeemed	(424,353)	(802,128)
Net increase in shares outstanding	973,559	3,948,952

See Notes to Financial Statements.
42 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014	For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$11.91		$10.76	$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.17		0.32	0.18
Net realized and unrealized gain/(loss) on investments	(1.34)		1.00	0.58
Total income/(loss) from investment operations	(1.17)		1.32	0.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.10)	–
From net realized gain	–		(0.07)	–
Total distributions	–		(0.17)	–
Net increase/(decrease) in net asset value	(1.17)		1.15	0.76
Net asset value ‐ end of period	$10.74		$11.91	$10.76

Total Return*	(9.82	)%(2)	12.44%	7.60	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$572		$365	$151
Ratios to average net assets:
Total expenses before waiver/reimbursements	0.89	%(3)(4)	0.95%	3.11	%(3)
Net expenses after waiver/reimbursements	0.86	%(3)(4)	0.80%	0.80	%(3)
Net investment income after waiver/reimbursements	3.10	%(3)	2.73%	2.67	%(3)
Portfolio turnover rate	34	%(2)	33%	26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Effective April 30, 2015, the Portfolio adopted a shareholder services plan for Class I shares not to exceed 0.15% on an annual basis of the average daily net asset value of the Class I shares.

See Notes to Financial Statements.

43 | June 30, 2015

ALPS | Alerian Energy Infrastructure Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Year Ended December 31, 2014		For the Period May 1, 2013 (Commencement of Operations) to December 31, 2013
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$11.90		$10.72		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.16		0.27		0.14
Net realized and unrealized gain/(loss) on investments	(1.35)		1.00		0.58
Total income/(loss) from investment operations	(1.19)		1.27		0.72

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income after waiver/reimbursements	–		(0.01)		–
From net realized gain	–		(0.08)		–
Total distributions	–		(0.09)		–
Net increase/(decrease) in net asset value	(1.19)		1.18		0.72
Net asset value ‐ end of period	$10.71		$11.90		$10.72

Total Return*	(10.00	)%(2)	11.91%		7.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$72,342		$68,777		$19,650
Ratios to average net assets:
Total expenses before waiver/reimbursements	1.20	%(3)	1.40%		2.22	%(3)
Net expenses after waiver/reimbursements	1.16	%(3)(4)	1.28	%(4)	1.30	%(3)
Net investment income after waiver/reimbursements	2.77	%(3)	2.24%		2.16	%(3)
Portfolio turnover rate	34	%(2)	33%		26	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
According to the Fund’s shareholder services plan with respect to the Portfolio’s Class III shares, any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practical after the end of the fiscal year. Fees were reimbursed to the Portfolio during the six months ended June 30, 2015, for the prior fiscal year in the amount of 0.14% (annualized)of average net assets of Class III shares and during the year ended December 31, 2014, for the prior fiscal year in the amount of 0.02% of average net assets of Class III shares.

See Notes to Financial Statements.

44 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview	June 30, 2015 (Unaudited)

Investment Objective

The investment objective of the ALPS | Red Rocks Listed Private Equity Portfolio (the “Portfolio”) is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.

The Portfolio will invest at least 80% of its net assets in securities of U.S. and non‐U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long‐term, high‐quality Listed Private Equity Companies.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2015

			Annualized Expense Ratios as Disclosed in Current
		Since Inception	Prospectus dated 4/30/15
	Six Months[1]	(10/24/14)[1]	Gross	Net[2]
ALPS | Red Rocks Listed Private Equity Portfolio ‐ Class I	7.16%	12.30%	1.95%	1.80%
ALPS | Red Rocks Listed Private Equity Portfolio ‐ Class III	6.97%	12.00%	2.30%	2.15%
Red Rocks Global Listed Private Equity Index[3]	11.20%	15.91%
MSCI World Total Return Index[4]	2.95%	5.92%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of December 31, 2014. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.95% of either Class I or Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The Red Rocks Global Listed Private Equity Index is designed to track the performance of private equity firms which are publicly traded on any nationally recognized exchange worldwide. These companies invest in, lend capital to, or provide services to privately held businesses. The Index is comprised of 40 to 75 public companies representing a means of diversified exposure to private equity firms. An investor cannot invest directly in an index.

[4]
MSCI World Total Return Index – Morgan Stanley Capital International’s market capitalization weighted index is composed of companies representative of the market structure of 23 developed market countries in North America, Europe, and the Asia/Pacific Region. An investor cannot invest directly in an index.

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately – held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings.  A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance  of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of  an investment.

ALPS Portfolio Solutions Distributor, Inc., is the distributor for the ALPS | Red Rocks Listed Private Equity Portfolio.

45 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio
Performance Overview (continued)	June 30, 2015 (Unaudited)

Top 10 Holdings(1) (as of June 30, 2015)

The Blackstone Group LP	3.65%
3i Group PLC	2.92%
Eurazeo SA	2.88%
Aurelius AG	2.78%
KKR & Co. LP	2.65%
Wendel SA	2.40%
Ackermans & van Haaren N.V.	2.29%
HBM Healthcare Investments AG, Class A	2.13%
Onex Corp.	2.11%
The Carlyle Group LP	2.08%
Total	25.89%

Holdings are subject to change.

(1)	% of Net Assets.
(2)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2015.

Coutry Allocation(1)

Growth of $10,000 (as of June 30, 2015)

ALPS | Red Rocks Listed Private Equity Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 45 and 46 do not reflect the deduction of taxes that  a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in  effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please  call 1‐866‐432‐2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

46 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Closed‐End Funds ‐ 9.93%
Financials ‐ 9.93%
3i Infrastructure PLC	8,177	$21,585
Apax Global Alpha, Ltd.(1)(2)	10,570	20,822
Graphite Enterprise Trust PLC	2,619	24,032
HBM Healthcare Investments AG, Class A	282	32,123
HgCapital Trust PLC	1,585	27,420
Oakley Capital Investments, Ltd.(2)	9,428	23,850

Total Financials		149,832

Total Closed‐End Funds (Cost $145,288)		149,832

Common Stocks ‐ 83.43%
Diversified ‐ 13.33%
Ackermans & van Haaren N.V.	243	34,582
Compass Diversified Holdings LP	799	13,104
HAL Trust	125	22,073
Leucadia National Corp.	516	12,528
Remgro, Ltd.	806	16,956
Schouw & Co.	552	28,829
Sofina SA	180	20,087
Wendel SA	296	36,283
Wesfarmers, Ltd.	556	16,743

Total Diversified		201,185

Financials ‐ 61.44%
3i Group PLC	5,430	44,067
Aker ASA	931	20,068
Alaris Royalty Corp.	530	12,938
Alleghany Corp.(2)	44	20,625
Altamir	2,053	23,895
Apollo Global Management LLC LP, Class A	1,186	26,270
Apollo Investment Corp.	1,756	12,432
Ares Capital Corp.	1,757	28,920
Ares Management LP	1,354	25,049
Aurelius AG	982	41,979
Blackstone Group LP	1,347	55,053
Brait SE(2)	2,988	30,282
Brederode SA	644	27,419
Carlyle Group LP	1,117	31,444
Clairvest Group, Inc.	573	13,529
Deutsche Beteiligungs AG	421	12,966
Dinamia Capital Privado Sociedad de Capital Riesgo SA	2,034	18,413
Electra Private Equity PLC	576	28,734
Eurazeo SA	657	43,471
Fifth Street Senior Floating Rate Corp.	1,291	11,903
GSV Capital Corp.(2)	1,929	19,888
Hosken Consolidated Investments, Ltd.	2,130	26,647
Intermediate Capital Group PLC	2,818	24,331
Investment AB Kinnevik, B Shares	675	21,341
Investor AB, B Shares	834	31,077
IP Group PLC(2)	5,577	18,095
KKR & Co. LP	1,751	40,010
mutares AG	160	18,373

	Shares	Value
Financials (continued)
NB Private Equity Partners, Ltd.	2,312	27,802
Oaktree Capital Group LLC LP	261	13,880
Onex Corp.	575	31,816
Princess Private Equity Holding, Ltd.	2,683	23,122
Ratos AB, B Shares	4,445	28,687
Riverstone Energy, Ltd.(2)	1,196	19,168
Solar Capital, Ltd.	735	13,230
SVG Capital PLC(2)	3,699	28,154
THL Credit, Inc.	1,070	12,359

Total Financials		927,437

Industrials ‐ 5.35%
Danaher Corp.	311	26,618
Gesco AG	190	15,588
Macquarie Infrastructure Corp.	343	28,343
Melrose Industries PLC	2,642	10,274

Total Industrials		80,823

Utilities ‐ 3.31%
Brookfield Asset Management, Inc., Class A	807	28,189
Brookfield Infrastructure Partners LP	488	21,779

Total Utilities		49,968

Total Common Stocks (Cost $1,243,443)		1,259,413

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 19.45%
Morgan Stanley Institutional Liquidity Fund‐ Prime Portfolio	0.084%	293,656	$293,656

Total Short‐Term Investments (Cost $293,656)			293,656

Total Investments ‐ 112.81% (Total cost $1,682,387)			1,702,901

Liabilities in Excess of Other Assets ‐ (12.81)%			(193,409)

Net Assets ‐ 100.00%			$1,509,492

(1)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under the guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities were $20,822, representing 1.38% of net assets.

(2)	Non-income producing security.

See Notes to Financial Statements.

47 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio
Statement of Assets and Liabilities	As of June 30, 2015 (Unaudited)

ASSETS:

Investments, at value	$1,702,901
Foreign currency, at value (Cost $17,548)	17,483
Receivable for shares sold	66,650
Receivable due from advisor	3,975
Dividends receivable	2,850
Other assets	6,638
Total Assets	1,800,497

LIABILITIES:

Payable for investments purchased	274,075
Payable for shares redeemed	3
Payable to custodian	2,167
Payable for distribution and service fees	655
Payable for audit fees	12,374
Payable for trustees’ fees	1
Accrued expenses and other liabilities	1,730
Total Liabilities	291,005
Net Assets	$1,509,492

NET ASSETS CONSIST OF:

Paid-in capital	$1,472,358
Accumulated net investment income	13,503
Accumulated net realized gain on investments	2,949
Net unrealized appreciation on investments	20,682
Net Assets	$1,509,492

Investments, at Cost	$1,682,387

PRICING OF SHARES:

Class I:
Net Assets	$28,077
Shares of beneficial interest outstanding	2,500
Net assets value, offering and redemption price per share	$11.23

Class III:
Net Assets	$1,481,415
Shares of beneficial interest outstanding	132,283
Net assets value, offering and redemption price per share	$11.20

See Notes to Financial Statements.

48 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio
Statement of Operations	For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,647)	$15,975
Total Investment Income	15,975

EXPENSES:
Investment advisor fee	2,564
12b-1 fees:
Class III	678
Shareholder servicing fees:
Class I	7
Class III	574
Custodian fees	4,759
Legal fees	243
Audit fees	7,957
Offering costs	8,390
Trustees’ fees and expenses	33
Report to shareholder fees	495
Registration fees	9
Other expenses	2,670
Total expenses before waiver/reimbursements	28,379
Less fees waived/reimbursed by investment advisor
Class I	(1,480)
Class III	(22,931)
Total Net Expenses	3,968
Net Investment Income	12,007

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	338
Foreign currency transactions	(132)
Net change in unrealized appreciation on:
Investments	12,966
Translation of assets and liabilities denominated in foreign currencies	168
Net Realized and Unrealized Gain on Investments	13,340
Net Increase in Net Assets Resulting from Operations	$25,347

See Notes to Financial Statements.

49 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio
Statements of Changes in Net Assets

		For the Period
	For the Six	October 24, 2014
	Months Ended	(Commencement of
	June 30, 2015	Operations)
	(Unaudited)	to December 31, 2014
OPERATIONS:

Net investment income	$12,007	$170
Net realized gain on investments	206	4,041
Net change in unrealized appreciation on investments	13,134	7,548
Net increase in net assets resulting from operations	25,347	11,759

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	–	25,000
Net increase from share transactions	–	25,000
Class III
Proceeds from sale of shares	1,241,812	225,000
Cost of shares redeemed	(19,426)	–
Net increase from share transactions	1,222,386	225,000

Net increase in net assets	1,247,733	261,759

NET ASSETS:

Beginning of period	261,759	–
End of period*	$1,509,492	$261,759

*Includes accumulated net investment income of:	$13,503	$1,496

OTHER INFORMATION - SHARES:

Class I
Sold	–	2,500
Net increase in shares outstanding	–	2,500

Class III
Sold	111,517	22,500
Redeemed	(1,734)	–
Net increase in shares outstanding	109,783	22,500

See Notes to Financial Statements.

50 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2015		For the Period October 24, 2014 (Commencement of Operations)
	(Unaudited)		to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.48		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.21		0.02
Net realized and unrealized gain on investments	0.54		0.46
Total income from investment operations	0.75		0.48

Net increase in net asset value	0.75		0.48
Net asset value - end of period	$11.23		$10.48

Total Return*	7.16	%(2)	4.80	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$28		$26
Ratios to average net assets:
Total expenses before waiver/reimbursements	11.91	%(3)(4)	43.45	%(3)
Net expenses after waiver/reimbursements	1.01	%(3)(4)	0.95	%(3)
Net investment income after waiver/ reimbursements	3.82	%(3)	0.82	%(3)
Portfolio turnover rate	0	%(2)(5)	45	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Effective April 30, 2015, the Portfolio adopted a shareholder services plan for Class I shares not to exceed 0.15% on an annual basis of the average daily net asset value of the Class I shares.
(5)	Less than 0.50%.

See Notes to Financial Statements.

51 | June 30, 2015

ALPS | Red Rocks Listed Private Equity Portfolio – Class III
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2015		For the Period October 24, 2014 (Commencement of Operations)
	(Unaudited)		to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value - beginning of period	$10.47		$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.23		0.01
Net realized and unrealized gain on investments	0.50		0.46
Total income from investment operations	0.73		0.47

Net increase in net asset value	0.73		0.47
Net asset value - end of period	$11.20		$10.47

Total Return*	6.97%	(2)	4.70%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,481		$236
Ratios to average net assets:
Total expenses before waiver/reimbursements	9.86%(3)	(4)	43.95%	(3)
Net expenses after waiver/reimbursements	1.41%(3)	(4)	1.45%	(3)
Net investment income after waiver/ reimbursements	4.23%	(3)	0.32%	(3)
Portfolio turnover rate	0%(2)	(5)	45%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
According to the Fund’s shareholder services plan with respect to the Portfolio’s Class III shares, any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practical after the end of the fiscal year. Fees were reimbursed to the Portfolio during the six months ended June 30, 2015, for the prior fiscal year in the amount of 0.04% (annualized) of average net assets of Class III shares.

(5)	Less than 0.50%.

See Notes to Financial Statements.

52 | June 30, 2015

ALPS | Stadion Tactical Defensive Portfolio
Performance Overview	June 30, 2015 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Defensive Portfolio (the “Portfolio”) is to seek capital appreciation.

The Portfolio is actively managed, investing primarily in Exchange Traded Funds (“ETFs”). The investment approach of the Tactical Defensive Portfolio is to participate in expanding cyclical markets while becoming defensive as conditions deteriorate.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2015

				Annualized Expense Ratios as Disclosed in
			Since Inception	Current Prospectus dated 4/30/15
	Six Months[1]	1 Year	(4/30/14)	Gross	Net[2]
ALPS | Stadion Tactical Defensive
Portfolio - Class I	-4.80%	-2.60%	0.94%	14.20%	1.23%
ALPS | Stadion Tactical Defensive
Portfolio - Class III	-5.08%	-2.70%	0.77%	9.91%	1.58%
80% S&P 500® Index / 20% Barclays U.S.
Aggregate Bond Index[3]	1.03%	6.37%	8.86%
S&P 500® Total Return Index	1.23%	7.42%	12.22%
Barclays U.S. Aggregate Bond Index	-0.10%	1.86%	3.07%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2015. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that net expense ratios, excluding Distribution (12b-1) and/or Shareholder Service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses, do not exceed a maximum of either 0.80% of either Class I or Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]
The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer. An investor may not invest directly in an index.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for the ALPS | Stadion Tactical Defensive Portfolio. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Stadion.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

53 | June 30, 2015

ALPS | Stadion Tactical Defensive Portfolio
Performance Overview (continued)	June 30, 2015 (Unaudited)

Holdings(1) (as of June 30, 2015)
Russell 1000® Value ETF	9.97%
S&P 100® ETF	9.92%
Guggenheim® S&P 500® Equal Weight ETF	9.90%
First Trust NASDAQ‐100® Equal Weighted Index Fund	9.87%
Russell 2000® Growth ETF	5.02%
U.S. Healthcare Providers ETF	2.51%
MSCI EAFE ETF	2.47%
Short Term Investments	2.88%
Total	52.54%

Holdings are subject to change.

(1)	% of Net Assets.
(2)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2015.

Sector Allocation(1)

Growth of $10,000 (as of June 30, 2015)

ALPS | Stadion Tactical Defensive Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of a Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. The table and graph on pages 54 and 55 do not reflect the deduction of taxes that  a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in  effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please  call 1‐866‐432‐2926.

Performance data does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

54 | June 30, 2015

ALPS | Stadion Tactical Growth Portfolio
Performance Overview	June 30, 2015 (Unaudited)

Investment Objective

The investment objective of the ALPS | Stadion Tactical Growth Portfolio (the “Portfolio”) is to seek long‐term capital appreciation.

The Portfolio is an allocation strategy utilizing a proprietary Sharpe ratio analysis to maintain or reduce equity exposure. Broad market Exchange Traded Funds (“ETFs”) and sector ETFs are over/under weighted based on potential return per unit of risk taken.

PORTFOLIO PERFORMANCE | AS OF JUNE 30, 2015

		Annualized Expense Ratios as Disclosed in
	Since Inception	Current Prospectus dated 4/30/15
	(5/1/15)[1]	Gross	Net[2]
ALPS | Stadion Tactical Growth Portfolio ‐ Class I	‐1.40%	1.49%	1.20%
ALPS | Stadion Tactical Growth Portfolio ‐ Class III	‐1.40%	1.84%	1.55%
S&P 500® Total Return Index[3]	‐0.67%

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

[1]	Total return for a period of less than one year is not annualized.
[2]
Also see Notes to Financial Statements (Note 6) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2015. The Adviser and Sub-Adviser have contractually agreed to jointly waive its management fee and sub-advisory fee, respectively, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2016. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

[3]	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. An investor may not invest directly in an index.

Sharpe Ratio: The Sharpe ratio is the average return earned in excess of the risk‐free rate per unit of volatility or total risk.

ALPS Portfolio Solutions Distributor, Inc. is the distributor for the ALPS | Stadion Tactical Growth Portfolio. ALPS Portfolio Solutions Distributor, Inc. is not affiliated with Stadion.

Investment in the Fund is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

55 | June 30, 2015

ALPS | Stadion Tactical Growth Portfolio
Performance Overview (continued)	June 30, 2015 (Unaudited)

Top Ten Holdings(1) (as of June 30, 2015)
iShares Core S&P Mid‐Cap ETF	14.95%
iShares Core S&P 500® ETF	14.93%
Vanguard® Growth ETF	14.91%
Vanguard® Health Care ETF	9.99%
Powershares QQQ Trust Series 1	9.87%
ProShares Short 20+ Year Treasury	7.74%
Russell 2000® Growth ETF	7.45%
SPDR® S&P Bank ETF	4.99%
SPDR® S&P International Small Cap ETF	3.99%
iShares MSCI Europe Financials ETF	1.53%
Total	90.35%

Holdings are subject to change.

(1)	% of Net Assets.
(2)	Cash position shown includes all amounts related to pending purchases and sales of investment securities as of June 30, 2015.

Sector Allocation(1)

Growth of $10,000 (as of June 30, 2015)

ALPS | Stadion Tactical Growth Portfolio (return of $10,000 based on actual performance)

Performance data quoted represents past performance. Past performance is no guarantee future results and investment returns and principal value of the Portfolio will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than then the performance quoted. The graph and tables on pages 56 and 57 do not reflect the deduction of taxes that  a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Investment performance reflects fee waivers in  effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month‐end, please  call 1‐866‐432‐2926.

Performance returns do not reflect expenses incurred from investing through a separate account or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher.

56 | June 30, 2015

ALPS | Stadion Tactical Defensive Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 49.66%
iShares ‐ 29.89%
MSCI EAFE ETF	1,280	$81,267
Russell 1000® Value ETF	3,187	328,739
Russell 2000® Growth ETF	1,070	165,401
S&P 100® ETF	3,600	327,024
U.S. Healthcare Providers ETF	580	82,911

Total iShares		985,342

Other ‐ 19.77%
First Trust NASDAQ‐100® Equal
Weighted Index Fund	7,441	325,246
Guggenheim® S&P 500® Equal
Weight ETF	4,092	326,542

Total Other		651,788

Total Exchange Traded Funds (Cost $1,657,121)		1,637,130

	7-Day Yield	Shares	Value
Short‐Term Investments ‐ 2.88%
Morgan Stanley
Institutional Liquidity
Funds ‐ Government Portfolio	0.040%	94,943	$94,943

Total Short‐Term Investments (Cost $94,943)			94,943

Total Investments ‐ 52.54% (Total cost $1,752,064)			1,732,073

Other Assets in Excess of Liabilities ‐ 47.46%			1,564,610

Net Assets ‐ 100.00%			$3,296,683

See Notes to Financial Statements.

57 | June 30, 2015

ALPS | Stadion Tactical Growth Portfolio
Schedule of Investments	As of June 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds ‐ 91.89%
iShares ‐ 40.39%
Core S&P 500® ETF	329	$68,175
Core S&P® Mid‐Cap ETF	455	68,241
MSCI Austria Capped ETF	440	6,983
MSCI Europe Financials ETF	306	6,989
Russell 2000® Growth ETF	220	34,008

Total iShares		184,396

Other ‐ 51.50%
PowerShares QQQ Trust Series 1	421	45,076
ProShares Short 20+ Year Treasury(1)	1,347	35,332
SPDR® S&P Bank ETF	628	22,771
SPDR® S&P® International Small Cap ETF	597	18,220
Vanguard® Growth ETF	636	68,085
Vanguard® Health Care ETF	326	45,627

Total Other		235,111

Total Exchange Traded Funds (Cost $423,538)		419,507

	7-Day Yield	Shares	Value
Short Term Investments ‐ 1.97%
Morgan Stanley
Institutional Liquidity
Funds ‐ Government Portfolio	0.040%	8,705	$8,705
Morgan Stanley
Institutional Liquidity
Funds ‐ Prime Portfolio	0.084%	271	271

Total Short Term Investments (Cost $8,976)			8,976

Total Investments ‐ 93.86% (Total cost $432,514)			428,483

Other Assets in Excess of Liabilities ‐ 6.14%			28,044

Net Assets ‐ 100.00%			$456,527

(1)	Non-income producing security.

See Notes to Financial Statements.

58 | June 30, 2015

ALPS | Stadion Tactical Series
Statements of Assets and Liabilities	As of June 30, 2015 (Unaudited)

	ALPS | Stadion Tactical Defensive Portfolio	ALPS | Stadion Tactical Growth Portfolio(a)
ASSETS:

Investments, at value	$1,732,073	$428,483
Receivable for investments sold	1,650,502	25,589
Receivable for shares sold	8,150	–
Receivable due from advisor	34	2,475
Dividends receivable	4,129	611
Other assets	135	3,546
Total Assets	3,395,023	460,704

LIABILITIES:

Payable for investments purchased	83,131	–
Payable for shares redeemed	22	–
Payable for distribution and service fees	1,537	225
Payable for audit fees	8,244	3,240
Payable for trustees’ fees	69	7
Accrued expenses and other liabilities	5,337	705
Total Liabilities	98,340	4,177
Net Assets	$3,296,683	$456,527

NET ASSETS CONSIST OF:

Paid-in capital	$3,386,050	$464,561
Accumulated net investment income	6,940	806
Accumulated net realized loss on investments	(76,316)	(4,809)
Net unrealized depreciation on investments	(19,991)	(4,031)
Net Assets	$3,296,683	$456,527

Investments, at Cost	$1,752,064	$432,514

PRICING OF SHARES:

Class I:
Net Assets	$200,508	$24,660
Shares of beneficial interest outstanding	19,839	2,500
Net assets value, offering and redemption price per share	$10.11	$9.86

Class III:
Net Assets	$3,096,175	$431,867
Shares of beneficial interest outstanding	306,728	43,812
Net assets value, offering and redemption price per share	$10.09	$9.86

(a)	The ALPS | Stadion Tactical Growth Portfolio commenced operations on May 1, 2015

See Notes to Financial Statements.

59 | June 30, 2015

ALPS | Stadion Tactical Series
Statements of Operations	For the Six Months Ended June 30, 2015 (Unaudited)

	ALPS | Stadion Tactical Defensive Portfolio	ALPS | Stadion Tactical Growth Portfolio(a)

INVESTMENT INCOME:
Dividends	$16,141	$1,547
Total Investment Income	16,141	1,547

EXPENSES:
Investment advisor fee	8,364	436
12b-1 fees:
Class III	2,555	135
Shareholder servicing fees
Class I	51	6
Class III	2,179	135
Custodian fees	1,782	375
Legal fees	780	2
Audit fees	6,557	3,240
Offering costs	1,736	1,670
Trustees’ fees and expenses	185	7
Report to shareholder fees	1,007	2
Registration fees	47	8
Other expenses	2,251	318
Total expenses before waiver/reimbursements	27,494	6,334
Less fees waived/reimbursed by investment advisor
Class I	(1,274)	(434)
Class III	(12,513)	(5,159)
Total Net Expenses	13,707	741
Net Investment Income	2,434	806

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
Net realized loss on investments	(72,374)	(4,809)
Net change in unrealized depreciation on investments	(53,410)	(4,031)
Net Realized and Unrealized Loss on Investments	(125,784)	(8,840)
Net Decrease in Net Assets Resulting from Operations	$(123,350)	$(8,034)

(a)	The ALPS | Stadion Tactical Growth Portfolio commenced operations on May 1, 2015

See Notes to Financial Statements.

60 | June 30, 2015

ALPS | Stadion Tactical Defensive Portfolio
Statements of Changes in Net Assets

		For the Period
	For the Six	April 30, 2014
	Months Ended	(Commencement of
	June 30, 2015	Operations)
	(Unaudited)	to December 31, 2014

OPERATIONS:

Net investment income	$2,434	$3,237
Net realized loss on investments	(72,374)	(3,942)
Net change in unrealized appreciation/(depreciation) on investments	(53,410)	33,419
Net increase/(decrease) in net assets resulting from operations	(123,350)	32,714

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	103,166	107,402
Cost of shares redeemed	(2,548)	–
Net increase from share transactions	100,618	107,402
Class III
Proceeds from sale of shares	2,436,732	1,008,366
Cost of shares redeemed	(247,203)	(18,596)
Net increase from share transactions	2,189,529	989,770

Net increase in net assets	2,166,797	1,129,886

NET ASSETS:

Beginning of period	1,129,886	–
End of period*	$3,296,683	$1,129,886

*Includes accumulated net investment income of:	$6,940	$4,506

OTHER INFORMATION - SHARES:

Class I
Sold	9,894	10,190
Redeemed	(245)	–
Net increase in shares outstanding	9,649	10,190

Class III
Sold	234,355	97,999
Redeemed	(23,783)	(1,843)
Net increase in shares outstanding	210,572	96,156

See Notes to Financial Statements.

61 | June 30, 2015

ALPS | Stadion Tactical Growth Portfolio
Statement of Changes in Net Assets

For the Period
May 1, 2015
(Commencement of
Operations)
to June 30, 2015
(Unaudited)

OPERATIONS:

Net investment income	$806
Net realized loss on investments	(4,809)
Net change in unrealized depreciation on investments	(4,031)
Net decrease in net assets resulting from operations	(8,034)

SHARE TRANSACTIONS:
Class I
Proceeds from sale of shares	25,000
Net increase from share transactions	25,000
Class III
Proceeds from sale of shares	439,740
Cost of shares redeemed	(179)
Net increase from share transactions	439,561

Net increase in net assets	456,527

NET ASSETS:

Beginning of period	–
End of period*	$456,527

*Includes accumulated net investment income of:	$806

OTHER INFORMATION - SHARES:

Class I
Sold	2,500
Net increase in shares outstanding	2,500
Class III
Sold	43,830
Redeemed	(18)
Net increase in shares outstanding	43,812

See Notes to Financial Statements.

62 | June 30, 2015

ALPS | Stadion Tactical Defensive Portfolio – Class I
Financial Highlights

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.62		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.02		0.07
Net realized and unrealized gain/(loss) on investments	(0.53)		0.55
Total income/(loss) from investment operations	(0.51)		0.62

Net increase/(decrease) in net asset value	(0.51)		0.62
Net asset value ‐ end of period	$10.11		$10.62

Total Return*	(4.80	)%(2)	6.20	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$201		$108
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.22	%(3)(4)	13.77	%(3)
Net expenses after waiver/reimbursements	0.86	%(3)(4)	0.80	%(3)
Net investment income after waiver/ reimbursements	0.45	%(3)	1.07	%(3)
Portfolio turnover rate	458	%(2)	89	%(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Effective April 30, 2015, the Portfolio adopted a shareholder services plan for Class I shares not to exceed 0.15% on an annual basis of the average daily net asset value of the Class I shares.

See Notes to Financial Statements.

63 | June 30, 2015

ALPS | Stadion Tactical Defensive Portfolio – Class III
Financial Highlights
The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class III
	For the Six Months Ended June 30, 2015 (Unaudited)		For the Period April 30, 2014 (Commencement of Operations) to December 31, 2014
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.63		$10.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.01		0.08
Net realized and unrealized gain/(loss) on investments	(0.55)		0.55
Total income/(loss) from investment operations	(0.54)		0.63

Net increase/(decrease) in net asset value	(0.54)		0.63
Net asset value ‐ end of period	$10.09		$10.63

Total Return*	(5.08	)%(2)	6.30%	(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$3,096		$1,022
Ratios to average net assets:
Total expenses before waiver/reimbursements	2.49	%(3)(4)	9.63%	(3)
Net expenses after waiver/reimbursements	1.26	%(3)(4)	1.30%	(3)
Net investment income after waiver/ reimbursements	0.20	%(3)	1.03%	(3)
Portfolio turnover rate	458	%(2)	89%	(2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)
According to the Fund’s shareholder services plan with respect to the Portfolio’s Class III shares, any amount of such payment not paid during the Portfolio’s fiscal year for such service activities shall be reimbursed to the Portfolio as soon as practical after the end of the fiscal year. Fees were reimbursed to the Portfolio during the six months ended June 30, 2015, for the prior fiscal year in the amount of 0.04% (annualized) of average net assets of Class III shares.

See Notes to Financial Statements.
64 | June 30, 2015

ALPS | Stadion Tactical Growth Portfolio – Class I
Financial Highlights
The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Class I
For the Period
May 1, 2015
(Commencement of Operations)
to June 30, 2015
(Unaudited)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.02
Net realized and unrealized loss on investments	(0.16)
Total loss from investment operations	(0.14)

Net decrease in net asset value	(0.14)
Net asset value ‐ end of period	$9.86

Total Return*	(1.40)% (2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$25
Ratios to average net assets:
Total expenses before waiver/reimbursements	11.27% (3)
Net expenses after waiver/reimbursements	0.95% (3)
Net investment income after waiver/ reimbursements	1.14% (3)
Portfolio turnover rate	49% (2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.
See Notes to Financial Statements.
65 | June 30, 2015

ALPS | Stadion Tactical Growth Portfolio – Class III
Financial Highlights
The financial highlights table is intended to help you understand the Portfolio’s financial performance for the period presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

Class III
For the Period
May 1, 2015
(Commencement of Operations)
to June 30, 2015
(Unaudited)
PER COMMON SHARE OPERATING PERFORMANCE

Net asset value ‐ beginning of period	$10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income after waiver/reimbursements(1)	0.02
Net realized and unrealized loss on investments	(0.16)
Total loss from investment operations	(0.14)

Net decrease in net asset value	(0.14)
Net asset value ‐ end of period	$9.86

Total Return*	(1.40)% (2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$432
Ratios to average net assets:
Total expenses before waiver/reimbursements	10.86% (3)
Net expenses after waiver/reimbursements	1.30% (3)
Net investment income after waiver/ reimbursements	1.40% (3)
Portfolio turnover rate	49% (2)

*	Assumes reinvestment of any dividends and distributions.
(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.
66 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open‐end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements, as of June 30, 2015, herein relate to the following nine series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over‐the‐counter market, at the mean between the last bid and asked price. Shares of an open‐end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

67 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange‐Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three‐tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange‐traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open‐end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.
68 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of June 30, 2015:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,957,621	$–	$–	$41,957,621
Short‐Term Investments	442,521	–	–	442,521
Total	$42,400,142	$–	$–	$42,400,142

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$106,511,683	$–	$–	$106,511,683
Short‐Term Investments	1,193,190	–	–	1,193,190
Total	$107,704,873	$–	$–	$107,704,873

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$227,257,921	$–	$–	$227,257,921
Short‐Term Investments	2,748,324	–	–	2,748,324
Total	$230,006,245	$–	$–	$230,006,245

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$219,094,944	$–	$–	$219,094,944
Short‐Term Investments	1,111,571	–	–	1,111,571
Total	$220,206,515	$–	$–	$220,206,515

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$82,664,314	$–	$–	$82,664,314
Short‐Term Investments	393,618	–	–	393,618
Total	$83,057,932	$–	$–	$83,057,932

69 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$18,476,037	$–	$–	$18,476,037
U.S. Energy Infrastructure Companies	18,956,096	–	–	18,956,096
U.S. Energy Infrastructure MLPs	17,573,814	–	–	17,573,814
U.S. General Partners	18,069,988	–	–	18,069,988
Short‐Term Investments	189,372	–	–	189,372
Total	$73,265,307	$–	$–	$73,265,307

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed‐End Funds	$149,832	$–	$–	$149,832
Common Stocks	1,259,413	–	–	1,259,413
Short‐Term Investments	293,656	–	–	293,656
Total	$1,702,901	$–	$–	$1,702,901

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,637,130	$–	$–	$1,637,130
Short‐Term Investments	94,943	–	–	94,943
Total	$1,732,073	$–	$–	$1,732,073

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$419,507	$–	$–	$419,507
Short‐Term Investments	8,976	–	–	8,976
Total	$428,483	$–	$–	$428,483

The Portfolios recognize transfers between levels as of the end of the period. For the six months or period ended June 30, 2015, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the six months or the period ended June 30, 2015.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the six months or period ended June 30, 2015, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Stadion Tactical Defensive Portfolio’s commencement date was on April 30, 2014, the ALPS | Red Rocks Listed Private Equity Portfolio’s commencement date was October 24, 2014 and the ALPS | Stadion Tactical Growth Portfolio’s commencement date was April 30, 2015; therefore, no tax returns have been filed for these three portfolios.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.
70 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b‐1 of the 1940 Act (“12b‐1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I are also offered with fees for non‐distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex‐dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the ALPS | Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax‐exempt organizations.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource‐based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non‐U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non‐U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non‐U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non‐U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non‐U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex‐dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.
71 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

3. FEDERAL TAXES AND TAX BASIS INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to each Portfolio’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations. The amounts and characteristics of tax basis distributions and composition  of  distributable  earnings/(accumulated  losses)  are  finalized  at  fiscal  year‐end;  accordingly,  tax  basis  balances  have  not  been determined as of June 30, 2015.

The tax character of the distributions paid during the year or period ended December 31, 2014 were as follows:

2014	Ordinary Income	Long-Term Capital Gains	Total
Ibbotson Conservative ETF Asset Allocation Portfolio	$413,698	$582,859	$996,557
Ibbotson Income and Growth ETF Asset Allocation Portfolio	1,313,659	1,895,458	3,209,117
Ibbotson Balanced ETF Asset Allocation Portfolio	2,680,945	3,402,021	6,082,966
Ibbotson Growth ETF Asset Allocation Portfolio	2,262,579	451,382	2,713,961
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	812,610	570,318	1,382,928
ALPS | Alerian Energy Infrastructure Portfolio	495,189	2,777	497,966
ALPS | Red Rocks Listed Private Equity Fund	–	–	–
ALPS | Stadion Tactical Defensive Portfolio	–	–	–

As of December 31, 2014, the Portfolios had the following capital loss carryforwards which will reduce the Portfolios’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Portfolios of any liability for federal tax.

Fund	Short-Term	Long-Term
ALPS | Stadion Tactical Defensive Portfolio	$3,942	$–

As of June 30, 2015, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax	Gross Appreciation (Excess of Value Over Tax	Gross Depreciation (Excess of Tax Cost Over	Net Unrealized
	Purposes	Cost)	Value)	Appreciation
Ibbotson Conservative ETF Asset Allocation Portfolio	$42,128,399	$1,110,340	$(838,597)	$271,743
Ibbotson Income and Growth ETF Asset Allocation Portfolio	100,627,181	9,231,569	(2,153,877)	7,077,692
Ibbotson Balanced ETF Asset Allocation Portfolio	203,489,249	30,238,741	(3,721,745)	26,516,996
Ibbotson Growth ETF Asset Allocation Portfolio	184,805,398	38,872,846	(3,471,729)	35,401,117
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	71,053,549	13,062,809	(1,058,426)	12,004,383
ALPS | Alerian Energy Infrastructure Portfolio	78,328,608	2,622,785	(7,686,086)	(5,063,301)
ALPS | Red Rocks Listed Private Equity Portfolio	1,679,594	51,665	(28,358)	23,307
ALPS | Stadion Tactical Defensive Portfolio	1,753,735	7,833	(29,495)	(21,662)
ALPS | Stadion Tactical Growth Portfolio	433,577	1,326	(6,420)	(5,094)

The difference between book‐basis and tax‐basis are primarily due to the deferral of losses from wash sales and investments in partnerships.
72 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short‐term investments, during the six months or period ended June 30, 2015, were as follows for each Portfolio:

Fund	Purchases	Sales
Ibbotson Conservative ETF Asset Allocation Portfolio	$10,659,696	$8,189,684
Ibbotson Income and Growth ETF Asset Allocation Portfolio	16,498,591	21,115,593
Ibbotson Balanced ETF Asset Allocation Portfolio	34,152,035	35,259,548
Ibbotson Growth ETF Asset Allocation Portfolio	31,254,427	24,446,101
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	12,619,723	10,230,364
ALPS | Alerian Energy Infrastructure Portfolio	36,705,319	24,033,627
ALPS | Red Rocks Listed Private Equity Portfolio	1,140,872	1,478
ALPS | Stadion Tactical Defensive Portfolio	8,632,759	7,952,625
ALPS | Stadion Tactical Growth Portfolio	600,660	172,315

5. INVESTMENT ADVISORY AND SUB‐ADVISORY AGREEMENTS

ALPS Advisors, Inc. (the “Adviser”) acts as the Portfolios’ investment adviser. The Adviser is a wholly‐owned subsidiary of DST Systems, Inc., a publicly traded company. The Adviser is responsible for the overall management of each Portfolio’s business affairs. The Adviser invests the assets of each Portfolio, either directly or through the use of one or more sub‐advisers, according to each Portfolio’s investment objective, policies, and restrictions. The Adviser has delegated daily management of the Portfolios listed below to the corresponding Sub‐Advisor set forth in the table below. Each Sub‐Advisor is engaged to manage the investments of each respective Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Adviser and the Board. The Sub‐Advisers are responsible, subject to the supervision and control of the Adviser and the Board, for the purchase, retention and sale of investments in the portion of each Portfolio’s investment portfolio under its management.

Portfolio	Sub-Advisor
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	Ibbotson Associates, Inc.
ALPS | Red Rocks Listed Private Equity Portfolio	Red Rocks Capital, LLC
ALPS | Stadion Tactical Defensive Portfolio	Stadion Money Management, LLC
ALPS | Stadion Tactical Growth Portfolio	Stadion Money Management, LLC

Pursuant to the Investment Advisory Agreements (the “Advisory Agreements”), each Portfolio pays the Adviser an annual management fee based on the Portfolio’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects each Portfolio’s annual contractual management fee rate.

Portfolio	Management Fee
Ibbotson Conservative ETF Asset Allocation Portfolio	0.45%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.45%
Ibbotson Balanced ETF Asset Allocation Portfolio	0.45%
Ibbotson Growth ETF Asset Allocation Portfolio	0.45%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.45%
ALPS | Alerian Energy Infrastructure Portfolio	0.70%
ALPS | Red Rocks Listed Private Equity Portfolio	0.90%
ALPS | Stadion Tactical Defensive Portfolio	0.75%
ALPS | Stadion Tactical Growth Portfolio	0.75%

73 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

Pursuant to the Investment Sub‐advisory Agreements, the Advisor pays each sub‐advisor an annual sub‐advisory management fee which is based on a Portfolio’s average daily net assets. The Advisor pays the sub‐advisory management fee out of the management fee paid to the Advisor pursuant to the Advisory Agreement. The following table reflects the contractual sub‐advisory fees annual rates.

Portfolio	Average Daily Net Assets	Sub-Advisory Fee
Ibbotson Conservative ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Balanced ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	All Asset Levels	0.15%
ALPS | Red Rocks Listed Private Equity Portfolio	First $200 Million	0.57%
	$200 Million ‐ $500 Million	0.52%
	Over $500 Million	0.47%
ALPS | Stadion Tactical Defensive Portfolio	All Asset Levels	0.50%
ALPS | Stadion Tactical Growth Portfolio	All Asset Levels	0.50%

6. OTHER AGREEMENTS

Distribution Agreement:  ALPS  Portfolio  Solutions  Distributor,  Inc.  (the  “Distributor”),  an  affiliate  of  the  Adviser,  serves  as  the  principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The Trust has adopted distribution  plans  pursuant  to  Rule  12b‐1  under  the  1940  Act  relating  to  Class  I,  Class  II  and  Class  III  Portfolio  shares,  respectively  (the  “12b‐1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Adviser may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services. For the period ended June 30, 2015 there were no payments from Class I due to the Plan. The Class II and Class III Distribution Plans permit the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b‐1 Plans, the Distributor receives, as a percentage of average annual net assets, the amounts outlined in the following table.

Portfolio	Class II
Ibbotson Conservative ETF Asset Allocation Portfolio	0.25%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.25%
Ibbotson Balanced ETF Asset Allocation Portfolio	0.25%
Ibbotson Growth ETF Asset Allocation Portfolio	0.25%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.25%

Portfolio	Class III
ALPS | Alerian Energy Infrastructure Portfolio	0.25%
ALPS | Red Rocks Listed Private Equity Portfolio	0.25%
ALPS | Stadion Tactical Defensive Portfolio	0.25%
ALPS | Stadion Tactical Growth Portfolio	0.25%

Shareholder Servicing Fees:  The ALPS | Alerian Energy Infrastructure Portfolio, the ALPS | Red Rocks Listed Private Equity Portfolio , the  ALPS | Stadion Tactical Defensive Portfolio and the ALPS | Stadion Tactical Growth Portfolio have each adopted a shareholder services plan (a “Services Plan”) with respect to each Portfolio’s Class I and III shares. Under the Services Plan, each Portfolio is authorized to pay insurance companies,  banks  and  their  affiliates  and  other  institutions,  including  broker‐dealers  and  Trust  affiliates  (“Participating  Organizations”),  an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of the Class I shares and 0.25% of the average daily net asset value of the Class III shares of each Portfolio attributable to or held in the name of a Participating Organization for its clients as compensation for providing service activities pursuant to an agreement with a Participating Organization. Any amount of such payment not paid during a Portfolio’s fiscal year for such service activities, attributed to that fiscal year, shall be reimbursed to the Portfolio as soon as practicable.

Expense Limitation Agreements: Under the terms of the Expense Limitation Agreements between the Adviser and/or the Sub‐Advisers, as applicable for the benefit of the Portfolios, the Adviser and Sub‐Advisers have contractually agreed to waive certain fees they are entitled to receive from the Portfolios. Specifically, the Adviser and certain Sub‐Advisers agree to reimburse Portfolio expenses and/or waive a portion of the investment advisory, sub‐advisory, and other fees (excluding distribution and/or service (12b‐1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) that the Adviser and/or Sub‐Advisers are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not to exceed the per share annual rates set forth in the table below. All parties also agree that the waivers shall continue at least through the end of the period stated below.

74 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

Portfolio	Class I	Class II	Class III	Expires
Ibbotson Conservative ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2016
Ibbotson Income and Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2016
Ibbotson Balanced ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2016
Ibbotson Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2016
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	0.53%	0.53%	N/A	4/29/2016
ALPS | Alerian Energy Infrastructure Portfolio	0.80%	N/A	0.80%	4/29/2016
ALPS | Red Rocks Listed Private Equity Portfolio	0.95%	N/A	0.95%	4/29/2016
ALPS | Stadion Tactical Defensive Portfolio	0.80%	N/A	0.80%	4/29/2016
ALPS | Stadion Tactical Growth Portfolio	0.80%	N/A	0.80%	4/29/2016

The  Advisor  and  Sub‐Advisers  of  the  ALPS  |  Red  Rocks  Listed  Private  Equity  Portfolio,  ALPS  |  Stadion  Tactical  Defensive  Portfolio,  and  ALPS | Stadion Tactical Growth Portfolio may be permitted to recover expenses they have waived or reimbursed, on a class‐by‐class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The Portfolios will not be obligated to pay any such fees and expenses more than three years after the end of the fiscal year in which the fee and expense was waived or reimbursed.

At June 30, 2015, the available recoupable balances are as follows:

Fund	Expires 2017	Expires 2018	Total
ALPS | Red Rocks Listed Private Equity Portfolio	$19,762	$24,411	$44,173
ALPS | Stadion Tactical Defensive Portfolio	26,853	13,787	40,640
ALPS | Stadion Tactical Growth Portfolio	–	5,593	5,593

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“AFS”), an affiliate of the Advisor and the Distributor,  serves as Administrator pursuant to a Fund Accounting and Administration Agreement (“Administration Agreement”) with the Trust. As such, AFS provides  all  necessary  bookkeeping,  shareholder  recordkeeping  services  and  pricing  services  to  each  Portfolio.  Under  the  Administration Agreement, AFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. AFS does not charge the Trust a fee in connection with providing services under the Administration Agreement.

Transfer Agency and Service Agreement: AFS also serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement (“TA Agreement”) with the Trust. Under the TA Agreement, AFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; and (2) mailing shareholder reports and prospectuses to current shareholders. AFS does not charge the Trust a fee in connection with providing services under the TA Agreement.

7. TRUSTEES’ FEES

As of June 30, 2015, there were five Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Effective April 1, 2015, each Independent Trustee receives an annual retainer of $20,000, a per meeting fee of $3,500, and reimbursement for all reasonable out‐of‐pocket expenses relating to attendance at meetings. Prior to April 1, 2015, each Independent Trustee received an annual retainer of $16,000, in addition to per meeting fees.

75 | June 30, 2015

ALPS Variable Investment Trust
Notes to Financial Statements	June 30, 2015 (Unaudited)

8. RELATED PARTY TRANSACTIONS

Certain Portfolios engaged in cross trades between each other during the six months ended June 30, 2015 pursuant to Rule 17a‐7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board of trustees previously adopted procedures that apply to transactions between the Portfolios pursuant to Rule 17a‐7. At its regularly scheduled meetings, the Trustees review such transactions as of the most current calendar quarter for compliance with the requirements set forth by Rule 17a‐7 and the Trust’s procedures. The procedures require that the transactions be a purchase or sale for no consideration other than cash payment against prompt delivery of a security for which market quotations are readily available, and be consistent with the investment policies of  each Portfolio.

Transactions related to cross trades during the six months ended June 30, 2015, were as follows:

	Purchase cost paid to	Sale proceeds received	Realized gain/(loss) on
Fund	Portfolios	from Portfolios	sales to Portfolios
Ibbotson Conservative ETF Asset Allocation Portfolio	$11,397	$16,686	$(5)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	100,054	89,688	11,079
Ibbotson Balanced ETF Asset Allocation Portfolio	314,947	–	–
Ibbotson Growth ETF Asset Allocation Portfolio	292,163	–	–
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	22,469	634,656	(199,917)

76 | June 30, 2015

ALPS Variable Investment Trust
Additional Information	June 30, 2015 (Unaudited)

PROXY VOTING

Portfolio policies and procedures used in determining how to vote proxies relating to Portfolio securities and a summary of proxies voted by the Portfolios for the 12 months ended June 30, are available without charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll‐free) (866) 432‐2926 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N‐Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N‐Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, by calling (toll‐free) (866) 432‐2926 or by accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N‐Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1‐202‐551‐5850. This information can be obtained by electronic request at the following e‐mail address: publicinfo@sec.gov.

SHAREHOLDER MEETING RESULTS

A Special Meeting of shareholders of the ALPS Variable Investment Trust (the “Trust”) was held on July 7, 2015 (the “Meeting”). On May 8, 2015, the record date of the Meeting, the Trust had outstanding 73,089.108 shares of common stock.  At the Meeting, the following matters were voted on and approved by the shareholders. The results of the Special Meeting of shareholders are noted below.

Proposal 1 ‐ To approve a new Investment Sub‐Advisory Agreement among the Trust, ALPS Advisors, Inc. and Red Rocks Capital, LLC.

	Number of Votes			Percentage of Votes			Percentage of Total Outstanding Shares Voted
Total Record
Date Votes	Affirmative	Against	Abstain	Affirmative	Against	Abstain	Affirmative	Against	Abstain
45,284.771	45,284.771	0.000	0.000	100.00%	0.00%	0.00%	61.96%	0.00%	0.00%

LICENSING AGREEMENT

Alerian (the “Licensor”) has entered into an index licensing agreement with ALPS Advisors Inc. (the “Adviser”) with respect to the Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”), to allow the Adviser’s use of the Alerian Energy Infrastructure Index (the “Index”). The following disclosure relates to the Licensor:

Alerian is the designer of the construction and methodology for the underlying index (each an “Underlying Index”) for the Alerian Portfolio. “Alerian” and “Alerian Energy Infrastructure Index” are service marks or trademarks of Alerian. Alerian acts as brand licensor for the Index. Alerian is not responsible for the descriptions of the Index or the Funds that appear herein. Alerian is not affiliated with the Trust, the Adviser or  the Distributor.

The Alerian Portfolio is not is issued, sponsored, endorsed, sold or promoted by the Licensor or its affiliates. Licensor makes no representation or warranty, express or implied, to the owners of the Alerian Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Alerian Portfolio particularly or the ability of the Index to track general market performance. Licensor’s only relationship to the Licensee is the licensing of the Index which is determined, composed and calculated by Licensor without regard to the Licensee or the Alerian Portfolio. Licensor has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index. Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Alerian Portfolio to be issued or in the determination or calculation of the equation by which the Alerian Portfolio is to be converted into cash. Licensor has no obligation or liability in connection with the issuance, administration, marketing or trading of the Alerian Portfolio. The Index is a trademark of Alerian and its general use is granted under a license for Alerian.

77 | June 30, 2015

ALPS Variable Investment Trust
Additional Information	June 30, 2015 (Unaudited)

LICENSOR DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ERRORS OR OMISSIONS OF ANY KIND RELATED TO THE INDEX OR DATA. LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ALERIAN PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED TO LICENSEE OR FOR ANY OTHER USE. LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT,  OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Alerian Portfolio, owners of the Shares of the Alerian Portfolio or any other person or entity from the use of the Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Index, even if notified of the possibility of such damages.

78 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

IBBOTSON ETF ALLOCATION SERIES

At a meeting on June 8, 2015, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (the “Adviser”) and the Investment Sub‐Advisory Agreement with Ibbotson Associates, Inc. (the “Sub‐Adviser”) for the maximum period permitted under the Investment Company Act of 1940 (the “1940 Act”), in each case for the Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, and Ibbotson MVP ETF Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, the Adviser, or the Sub‐Adviser were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement or the Investment Sub‐Advisory Agreement and the weight to be given to each such factor.

Among other factors, the Board, including the Independent Trustees, considered for each Portfolio:

•	the nature, extent and quality of the services provided by the Adviser and the Sub‐Adviser;
•	the investment performance of each Ibbotson Portfolio;
•
what comparisons, if any, the Board made concerning the fees paid by the Ibbotson Portfolios under the investment advisory agreement and the investment sub‐advisory agreement and fees paid by other comparable clients of the Adviser or the Sub‐Adviser, as well as fees paid by other comparable mutual funds;

•	the costs incurred by the Adviser and the Sub‐Adviser in providing the services under the investment advisory agreement and the investment sub‐advisory agreement;
•	the profits by the adviser, the sub‐adviser, and their affiliates from the relationship with the Ibbotson Portfolios;
•	the extent to which economies of scale would be realized as the Ibbotson Portfolios grow;
•	whether the fees reflect sharing those economies of scale with the Ibbotson Portfolios’ investors; and
•	any benefits to be derived by the Adviser or the Sub‐Adviser from the relationship with the Ibbotson Portfolios, such as soft dollar arrangements or other so‐called “fall‐out benefits.”

The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by the Adviser, including investment sub‐adviser selection, evaluation and monitoring, and trade execution, and the portfolio management services provided by the Sub‐Adviser, in light of the investment objective of the each Ibbotson Portfolio.  The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Ibbotson Portfolios.  The Board reviewed the background and experience of (i) the current Adviser personnel responsible for investment sub‐adviser selection, evaluation and monitoring for each Portfolio and (ii) the Portfolio Manager personnel of the Sub‐Adviser responsible for managing the investments of each Ibbotson Portfolio.  The Board also considered the compliance structure and records of the Adviser and the Sub‐Adviser.  Finally, the Board also considered the Board’s and the Trust’s previous association with the current personnel employed by the Adviser, the relationships those Adviser personnel maintain with the Sub‐Adviser, and the ability of those personnel to evaluate the services provided by  the Sub‐Adviser.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser and the Sub‐Adviser to the Ibbotson Portfolios were appropriate and consistent with the terms of the respective agreements and that each Ibbotson Portfolio was likely to benefit from services provided under the agreements.  The Board also concluded that the quality of the services provided by the senior advisory personnel employed by the Sub‐Adviser had been consistent and that the Adviser and the Sub‐Adviser have sufficient personnel, with the appropriate education and experience, to serve each Ibbotson Portfolio effectively.  The Board also concluded that the Sub‐Adviser had demonstrated a continuing ability to attract and retain well‐qualified personnel, and that the structure of the Adviser’s operations was sufficient to retain and properly motivate the Ibbotson Portfolios’ current senior advisory personnel at the Adviser.  Finally, the Board concluded that the financial condition of each of the Adviser and the Sub‐Adviser was sound.

79 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

Investment Performance

The Board reviewed the long‐term and short‐term investment performance of each Portfolio as of March 31, 2015.  The Board considered information from an independent research provider regarding the net performance of each Ibbotson Portfolio relative to its peer group and expense universe, as well as information about the annualized returns of the Ibbotson Portfolios. The Board also received and considered the quarterly commentaries from the Adviser and the Sub‐Adviser regarding the performance characteristics of each Ibbotson Portfolio.

The Board noted that performance of each of the Conservative, Income and Growth, and Aggressive Growth Portfolios lagged their respective benchmarks and performance universe averages over the one year and three year periods, but that performance was within an acceptable range of such benchmarks and averages. The Board also noted that the performance of each of the Balanced and Growth Portfolios lagged slightly, but each was adequately close to their respective benchmarks and performance universe averages over the one year and three year periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by each Ibbotson Portfolio to the Adviser and the fees paid by the Adviser to the Sub‐Adviser under the Agreements.  The Board also took note of the fact that the Sub‐Adviser would be paid by the Adviser, and not each Ibbotson Portfolio.  In its review, the Board considered information about, among other things, (i) the rates of compensation paid to the Adviser (and overall expense ratios for open‐end mutual funds comparable in character (such as asset size) and investment strategy to the Ibbotson Portfolios, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by the Sub‐Adviser to other comparable client accounts (including, for example, the Sub‐Adviser’s stated fee schedule and fee range for its sub‐advisory clients).  In connection therewith, the Board noted the Sub‐Adviser’s statements regarding the range of services that would be provided in its capacity as Sub‐Adviser.

The Board concluded that each Ibbotson Portfolio’s actual management fees and net total expenses were within an acceptable range when compared with the median of the fees charged to similar open‐end funds in the expense group and wider expense universe, taking into account management and non‐management fees and the limitations of the peer universe for the Ibbotson Portfolios.  The Board also concluded that both the (i) actual management fees payable by each Ibbotson Portfolio to the Adviser and the fees payable by the Adviser to the Sub‐Adviser; and (ii) actual total expenses borne by each Ibbotson Portfolio, were reasonable in relation to the nature and quality of the respective services expected to be provided, taking into account the fees charged by other advisers for managing comparable open‐end mutual funds and the range of fees the Sub‐Adviser charges to other sub‐advisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of the Adviser and the Sub‐Adviser.  The Board considered the profitability to ALPS of ALPS’ overall relationship with the Ibbotson Portfolios, which included fees payable to the Adviser for investment advisory services as well as fees payable to other ALPS affiliates for non‐investment advisory services, and concluded that the profits attributable to the services provided to each Ibbotson Portfolio were not excessive. The Board also considered the profitability of the Sub‐Adviser’s overall relationship with the Ibbotson Portfolios, which included fees payable to the Sub‐Adviser by the Advisor for advisory services.  The Board also considered the Sub‐Adviser’s statements regarding a restructuring of financial reporting methodology undertaken by its parent entity, a result of which was a limitation on the Sub‐Adviser’s ability to reasonably allocated centralized expenses on a particularized basis, and noted information provided by the Sub‐Adviser regarding certain investment‐related segments of its parent entity’s operations.  In light of the foregoing, the Board concluded that the profits attributable to the services provided by the Sub‐Advisor to each Ibbotson Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by the Adviser and the Sub‐Adviser, as well as the asset size of each Ibbotson Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of each Ibbotson Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the Adviser’s and the Sub‐Adviser’s statements regarding potential “fall‐out” benefits (including the receipt of research products and services from unaffiliated brokers) that the Adviser and Sub‐Adviser might receive in connection with their association with the Portfolios.  The Board concluded that there were no material incidental benefits accruing to the Adviser or to the Sub‐Adviser in connection with their relationship with the Portfolios.

80 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

Based on the review described above, the Board, including all of the Independent Trustees, approved the continuation of the investment advisory agreement and the investment sub‐advisory agreement, each on the terms described above.

ALPS | ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO

At a meeting on June 8, 2015, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the continuation of the Investment Advisory Agreement with ALPS Advisors, Inc. (the “Adviser”) for the maximum period permitted under the Investment Company Act of 1940 (the “1940 Act”), for the ALPS | Alerian Energy Infrastructure Portfolio (the “Alerian Portfolio”).

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances  in  executive  session  with  such  counsel  at  which  no  representatives  of  fund  management  or  the  Adviser  were  present.  The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factor.

Among other factors, the Board, including the Independent Trustees, considered for the Alerian Portfolio:

•	the nature, extent and quality of the services provided by the Adviser;
•	the investment performance of the Alerian Portfolio;
•
what comparisons, if any, the Board made concerning the fees paid by the Alerian Portfolio under the investment advisory agreement and fees paid by other comparable clients of the adviser, as well as fees paid by other comparable mutual funds;

•	the costs incurred by the Adviser in providing the services under the investment advisory agreement;
•	the profits to be realized by the Adviser and its affiliates from the relationship with the Alerian Portfolio;
•	the extent to which economies of scale would be realized as the Alerian Portfolio grow;
•	whether the fees reflect sharing those economies of scale with the Alerian Portfolio’s investors; and
•	any benefits to be derived by the Adviser from the relationship with the Alerian Portfolio, such as soft dollar arrangements or other so‐called “fall‐out benefits.”

The conclusions reached by the Board, including the Independent Trustees, were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each agreement.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by the Adviser in light of the investment objective of the Alerian Portfolio.  The Board reviewed the research and decision‐making processes utilized by the Adviser, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Portfolio.  The Board also considered the Portfolio Manager’s demonstrated consistency in investment approach for the Portfolio.  The Board reviewed the background and experience of the current Adviser personnel responsible for the management of the Alerian Portfolio.  The Board also considered the compliance structure and records of the Adviser.  Finally, the Board also considered the Board’s and the Trust’s previous association with the current personnel employed by the Adviser and the relationships those Adviser personnel maintain with the index provider to the Alerian Portfolio.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Alerian Portfolio were appropriate and consistent with the terms of the Agreement and that the Alerian Portfolio was likely to benefit from services provided under the Agreement.  The Board also concluded that the quality of the services provided by the senior advisory personnel employed by the Adviser had been consistent and that the Adviser would have sufficient personnel, with the appropriate education and experience, to serve the Alerian Portfolio effectively.  The Board also concluded that the Adviser had demonstrated a continuing ability to attract and retain well‐qualified personnel. Finally, the Board concluded that the financial condition of the Adviser was sound.

Investment Performance

The Board reviewed the short‐term investment performance of the Alerian Portfolio as of March 31, 2015. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts.  The Board also received and considered the quarterly commentaries from the Adviser regarding the performance characteristics of the Alerian Portfolio. The Board noted that although the Alerian Portfolio lagged the index slightly, it was within an acceptable range.

81 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

The Board, bearing in mind the lack of any performance history of one or more years, noted that the performance of the Alerian Portfolio lagged slightly, but was adequately close to, its benchmark over the one‐year and year‐to‐date periods.

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Alerian Portfolio to the Adviser under the agreement.

In its review, the Board considered information about, among other things, (i) the rates of compensation paid to the Adviser (and overall expense ratios for open‐end mutual funds comparable in character (such as asset size) and investment strategy to the Alerian Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by the Adviser to other comparable client accounts, if any. Further, the Board also considered the differences in the level of services provided by the Adviser to the Alerian Portfolio and to other comparably accounts, if any.  In connection with the foregoing, the Board noted, for example, the Adviser’s statements regarding differences in operational structures of a certain similarly managed fund.

The Board concluded that the Alerian Portfolio’s actual management fees and net total expenses were lower than the median and average of the fees charged to similar open‐end funds in the expense group and wider expense universe, taking into account management and non‐management fees and the limitations of the peer universe for the Alerian Portfolio.  The Board also concluded that both the (i) actual management fees payable by the Alerian Portfolio to the Adviser and (ii) actual total expenses borne by the Alerian Portfolio, were reasonable in relation to the nature and quality of the respective services expected to be provided, taking into account the fees charged by other advisers for managing comparable open‐end mutual funds and the fees the Adviser charges to other clients.

Profitability and Costs of Services to Investment Adviser

The Board reviewed reports of the financial condition of the Adviser.  The Board considered the profitability to ALPS of ALPS’ overall relationship with the Portfolios, which included fees payable to the Adviser for investment advisory services as well as fees payable to other ALPS affiliates for non‐investment advisory services, and concluded that the profits attributable to the services provided to the Alerian Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by the Adviser and the asset size of the Alerian Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Portfolio increase, such economies would likely not be significant at the  current time.

Other Benefits

The Board also considered the potential “fall‐out” benefits (including the receipt of research products and services from unaffiliated brokers) that the Adviser might receive in connection with their association with the Alerian Portfolio.

The Board concluded that there were no material incidental  benefits accruing to the Adviser in  connection with its  relationship with the  Alerian Portfolio.

ALPS | STADION TACTICAL DEFENSIVE PORTFOLIO

At a meeting on June 8, 2015, the Board of Trustees of the ALPS Variable Investment Trust (the “Trust”) met in person to, among other things, review and consider the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (“ALPS Advisors”), and Investment Sub‐advisory Agreement (the “Sub‐Advisory Agreement”) by and among the Trust, the Adviser, and Stadion Money Management LLC (“Stadion”). Prior to beginning their review of the Advisory Agreement and the Sub‐Advisory Agreement (collectively the “Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their  fiduciary  responsibilities  with  respect  to  the  approval  of  the  Agreements  and  enhanced  disclosure  requirements  surrounding  contract approvals.

The Independent Trustees were assisted by independent legal counsel throughout the contract review process. They discussed the proposed continuances in executive session with such counsel at which no representatives of fund management, the Adviser, or the Sub‐Adviser were present. The Independent Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement or the Investment Sub‐Advisory Agreement and the weight to be given to each such factor.

82 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

Among other factors, the Board, including the Independent Trustees, considered for the ALPS | Stadion Tactical Defensive Portfolio (the “Stadion  Defensive Portfolio”):

•	the nature, extent and quality of the services provided by the Adviser and the Sub‐Adviser;
•	the investment performance of the Stadion Defensive Portfolio;
•
what comparisons, if any, the Board made concerning the fees paid by the Stadion Defensive Portfolio under the investment advisory agreement and the investment sub‐advisory agreement and fees paid by other comparable clients of the Adviser or the Sub‐Adviser, as well as fees paid by other comparable mutual funds;

•	the costs incurred by the Adviser and the Sub‐Adviser in providing the services under the investment advisory agreement and the investment sub‐advisory agreement;
•	the profits by the adviser, the sub‐adviser, and their affiliates from the relationship with the Stadion Defensive Portfolio;
•	the extent to which economies of scale would be realized as the Stadion Defensive Portfolio grow;
•	whether the fees reflect sharing those economies of scale with the Stadion Defensive Portfolio investors; and
•	any benefits to be derived by the Adviser or the Sub‐Adviser from the relationship with the Stadion Defensive Portfolio, such as soft dollar arrangements or other so‐called “fall‐out benefits.”

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by the Adviser, including investment sub‐adviser selection, evaluation and monitoring, and trade execution, and the portfolio management services provided by the Sub‐Adviser, in light of the investment objective of the Stadion Defensive Portfolio.  The Board also considered the portfolio team’s demonstrated consistency in investment approach for the Stadion Defensive Portfolio.  The Board reviewed the background and experience of (i) the current Adviser personnel responsible for investment sub‐adviser selection, evaluation and monitoring for the Portfolio and (ii) the Portfolio Manager personnel of the Sub‐Adviser responsible for managing the investments of the Stadion Defensive Portfolio.  The Board also considered the compliance structure and records of the Adviser and the Sub‐Adviser.  Finally, the Board also considered the Board’s and the Trust’s previous association with the current personnel employed by the Adviser, the relationships those Adviser personnel maintain with the Sub‐Adviser, and the ability of those personnel to evaluate the services provided by  the Sub‐Adviser.

The Board concluded that the nature, extent and quality of the services to be provided by the Adviser and the Sub‐Adviser to the Stadion Defensive Portfolio were appropriate and consistent with the terms of the respective agreements and that the Stadion Defensive Portfolio was likely to benefit from services provided under the agreements.  The Board also concluded that the quality of the services provided by the senior advisory personnel employed by the Sub‐Adviser had been consistent and that the Adviser and the Sub‐Adviser have sufficient personnel, with the appropriate education and experience, to serve the Stadion Defensive Portfolio effectively.  The Board also concluded that the Sub‐Adviser had demonstrated a continuing ability to attract and retain well‐qualified personnel, and that the structure of the Adviser’s operations was sufficient to retain and properly motivate the Stadion Defensive Portfolio current senior advisory personnel at the Adviser.  Finally, the Board concluded that the financial condition of each of the Adviser and the Sub‐Adviser was sound.

Investment Performance

The Board reviewed the short‐term investment performance of the Stadion Defensive Portfolio since March 31, 2015. The Board also noted that since the Stadion Defensive Portfolio had less than one calendar year of performance history, there was limited performance history to consider. The Board also considered the limitations on the comparability of performance information for certain related funds and accounts. The Board also received  and  considered  the  quarterly  commentaries  from  the  Adviser  regarding  the  performance  characteristics  of  the  Stadion  Defensive Portfolio.

The Board, bearing in mind the lack of any performance history, noted that the performance of the Stadion Defensive Portfolio lagged slightly, but was adequately close to, its benchmark over the performance period since commencement of operations.

83 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

Investment Advisory Fee Rate and Comparisons

The Board reviewed the fees paid by the Stadion Defensive Portfolio to the Adviser and the fees paid by the Adviser to the Sub‐Adviser under the Agreements.  The Board also took note of the fact that the Sub‐Adviser would be paid by the Adviser, and not the Stadion Defensive Portfolio.  In its review, the Board considered information about, among other things, (i) the rates of compensation paid to the Adviser (and overall expense ratios for open‐end mutual funds comparable in character (such as asset size) and investment strategy to the Stadion Defensive Portfolio, after taking into account agreements to waive fees and/or reimburse expenses and (ii) the fees charged by the Sub‐Adviser to other comparable client accounts (including, for example, the Sub‐Adviser’s stated fee schedule and fee range for its sub‐advisory clients).  In connection therewith, the Board noted the Sub‐Adviser’s statements regarding the range of services that would be provided in its capacity as Sub‐Adviser.

The Board concluded that the Stadion Defensive Portfolio’s actual management fees and net total expenses were within an acceptable range when compared with the median of the fees charged to similar open‐end funds in the expense group and wider expense universe, taking into account management and non‐management fees and the limitations of the peer universe for the Stadion Defensive Portfolio.  The Board also concluded that both the (i) actual management fees payable by the Stadion Defensive Portfolio to the Adviser and the fees payable by the Adviser to the Sub‐Adviser; and (ii) actual total expenses borne by the Stadion Defensive Portfolio, were reasonable in relation to the nature and quality of the respective services expected to be provided, taking into account the fees charged by other advisers for managing comparable open‐end mutual funds and the range of fees the Sub‐Adviser charges to other sub‐advisory clients.

Profitability and Costs of Services to Investment Advisers

The Board reviewed reports of the financial condition of the Adviser and the Sub‐Adviser.  The Board considered the profitability to ALPS of ALPS’ overall relationship with the Stadion Defensive Portfolio, which included fees payable to the Adviser for investment advisory services as well as fees payable to other ALPS affiliates for non‐investment advisory services, and concluded that the profits attributable to the services provided to the Stadion Defensive Portfolio were not excessive. The Board also considered the profitability of the Sub‐Adviser’s overall relationship with the Stadion Defensive Portfolio, which included fees payable to the Sub‐Adviser by the Advisor for advisory services.  The Board also considered the Sub‐Adviser’s statements regarding a restructuring of financial reporting methodology undertaken by its parent entity, a result of which was a limitation on the Sub‐Adviser’s ability to reasonably allocated centralized expenses on a particularized basis, and noted information provided by the Sub‐Adviser regarding certain investment‐related segments of its parent entity’s operations.  In light of the foregoing, the Board concluded that the profits attributable to the services provided by the Sub‐Advisor to the Stadion Defensive Portfolio were not excessive.

Economies of Scale

The Board reviewed certain financial information provided by the Adviser and the Sub‐Adviser, as well as the asset size of the Stadion Defensive Portfolio, and concluded that, to the extent any economies of scale could be realized as the assets of the Stadion Defensive Portfolio increase, such economies would likely not be significant at the current time.

Other Benefits

The Board also considered the Adviser’s and the Sub‐Adviser’s statements regarding potential “fall‐out” benefits (including the receipt of research products and services from unaffiliated brokers) that the Adviser and Sub‐Adviser might receive in connection with their association with the Portfolios.  The Board concluded that there were no material incidental benefits accruing to the Adviser or to the Sub‐Adviser in connection with their relationship with the Portfolios.

Based on the review described above, the Board, including all of the Independent Trustees, approved the continuation of the investment advisory agreement and the investment sub‐advisory agreement, each on the terms described above.

ALPS | STADION TACTICAL GROWTH PORTFOLIO

At a meeting on March 9, 2015, the Board of Trustees of the ALPS Variable Investment Trust (the “Trust”) met in person to, among other things, review and consider the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement”) between the Trust and ALPS Advisors, Inc. (the “Adviser”), and Investment Sub‐advisory Agreement (the “Sub‐Advisory Agreement”) by and among the Trust, the Adviser, and Stadion Money Management LLC (“Stadion”). Prior to beginning their review of the Investment Advisory Agreement and the Sub‐Advisory Agreement (collectively the “Agreements”), Trust counsel, who also serves as independent counsel to the Independent Trustees, discussed with the Trustees their fiduciary responsibilities with respect to the approval of the Agreements.

84 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

In approving the Investment Advisory Agreement with ALPS Advisors, and the Sub‐Advisory Agreement with Stadion, the Trustees, including the Independent  Trustees,  considered  the  following  factors  with  respect  to  the  ALPS  |  Stadion  Tactical  Growth  Portfolio  (the  “Stadion  Growth Portfolio”):

Investment Advisory Fee Rate

The Trustees reviewed and considered the contractual annual advisory fee to be paid (a) by the Trust, on behalf of the Stadion Growth Portfolio, to ALPS Advisors of 0.75% of the Stadion Growth Portfolio’s daily average net assets and (b) the contractual annual sub‐advisory fees to be paid by ALPS Advisors to Stadion of 0.50% of the Stadion Growth Portfolio’s daily average net assets, in light of the extent and quality of the advisory services to be provided by each to the Stadion Growth Portfolio.

The Trustees considered the information they received comparing the Stadion Growth Portfolio’s contractual annual advisory fees and overall expenses with those of funds in both the relevant expense group and universe of funds provided by an independent provider of investment company data.  The Trustees also received and considered information regarding fee rates charged by Stadion to its various client types, including individuals, wrap programs and other registered investment companies.

Based on such information, the Trustees further determined that the contractual annual advisory fee of 0.75% of the Stadion Portfolio’s average daily net assets with respect to ALPS Advisors and total expenses of 0.80% (on a net basis after waivers, subject to certain exclusions including Rule 12b‐1 and Shareholder Service Fees) for each share class, are within an acceptable range of mutual funds within the Stadion Growth Portfolio’s anticipated peer universe, especially those funds using a comparative tactical management strategy.

Nature, Extent and Quality of the Services under the Investment Advisory Agreement and Sub‐Advisory Agreement

The Trustees received and considered information regarding the nature, extent and quality of services to be provided to the Stadion Growth Portfolio under the Investment Advisory Agreement and Sub‐Advisory Agreement.  The Trustees reviewed certain background materials supplied by ALPS Advisors and Stadion in their presentations, including their Form ADVs, financial statements and compliance policies and procedures.

The Trustees reviewed and considered ALPS Advisors’ and Stadion’s investment advisory personnel, their history as asset managers and the amount of assets currently under management by each.  The Trustees also reviewed the research and decision‐making processes utilized by ALPS Advisors and Stadion, including the methods adopted to seek to achieve compliance with the investment objectives, policies and restrictions of the Stadion Growth Portfolio.

The Trustees considered the background and experience of ALPS Advisors’ and Stadion’s management in connection with the Stadion Growth Portfolio, including reviewing the qualifications, backgrounds and responsibilities of the management team primarily responsible for the day‐to‐day portfolio  management  of  the  Stadion  Growth  Portfolio  and  the  extent  of  the  resources  devoted  to  research  and  analysis  of  actual  and  potential investments.

Performance

The Trustees noted that since the Stadion Growth Portfolio has not yet begun operations, there is no fund performance to be reviewed or analyzed at this time.  The Trustees also considered the limitations on the comparability of performance information for certain related funds and accounts.  The Trustees considered ALPS Advisors’ and Stadion’s reputation generally and their investment techniques, risk management controls and decision‐making processes.

The Adviser’s Profitability

The Trustees received and considered a projected profitability analysis prepared by each of ALPS Advisors and Stadion based on the fees payable under the respective Investment Advisory Agreement and Sub‐Advisory Agreement, as applicable.  The Trustees considered the profits, if any, anticipated to be realized by ALPS Advisors and Stadion in connection with the operation of the Stadion Growth Portfolio.  To the extent indicated by the Adviser or Sub‐Adviser that the Stadion Growth Portfolio would not be immediately profitable, the Board recognized the associated financial commitment that would need to be made by ALPS Advisers and Stadion to the Portfolio.  The Trustees also reviewed and considered the terms of the proposed fee waiver and expense limitation agreement among the Trust, on behalf of the Stadion Growth Portfolio, and ALPS Advisors and Stadion.  The Board then reviewed and discussed ALPS Advisors’ and Stadion’s financial statements in order to analyze the financial condition and stability and profitability of each adviser.

Economies of Scale

The Trustees considered whether economies of scale in the provision of services to the Stadion Growth Portfolio will be passed along to the shareholders under the proposed agreements.

85 | June 30, 2015

ALPS Variable Investment Trust
Approval of Investment Advisory & Sub-Advisory Agreements	June 30, 2015 (Unaudited)

Other Benefits to the Advisers

The Trustees reviewed and considered any other incidental benefits derived or to be derived by ALPS Advisors and Stadion from their relationship with the Stadion Growth Portfolio, including soft dollar arrangements.

The Board summarized its deliberations with respect to the Investment Advisory Agreement with ALPS Advisors, and the Sub‐Advisory Agreement with  Stadion.    In  selecting  ALPS  Advisors  and  Stadion,  and  the  fees  charged  under  the  Investment  Advisory  Agreement  and  Sub‐Advisory Agreement, the Trustees concluded that no single factor reviewed by the Trustees was identified by the Trustees to be determinative as the principal factor in whether to approve the Investment Advisory Agreement or Sub‐Advisory Agreement.  Further, the Independent Trustees were advised by independent legal counsel throughout the process.  The Trustees, including all of the Independent Trustees, concluded that:

•
the investment advisory fees to be received by ALPS Advisors, and the projected total expense ratios with respect to the Stadion Growth Portfolio after taking into account contractual fee waivers, were generally lower than the expense group medians, and that the sub‐advisory fees were to be paid by ALPS Advisors to Stadion and not paid directly by the Portfolio;

•
bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to Stadion’s other clients were not indicative of any unreasonableness with respect to the advisory fees proposed to be payable by the Stadion Growth Portfolio;

•	the nature, extent and quality of services to be rendered by ALPS Advisors under the Investment Advisory Agreement, and Stadion under the Sub‐Advisory Agreement, were adequate;
•	there was no performance history for the Stadion Growth Portfolio for the Board to consider;
•	the terms of the proposed fee waiver and expense limitation agreement among the Trust, on behalf of the Stadion Growth Portfolio, and ALPS Advisors and Stadion, were not unreasonable;
•
there was no historical profitability for ALPS Advisors and Stadion with respect to the Stadion Growth Portfolio for the Board to consider, but the profitability projections for ALPS Advisors and Stadion were not unreasonable; and

•	there were no material economies of scale or other incidental benefits accruing to ALPS Advisors and Stadion in connection with their relationship with the Stadion Growth Portfolio, at this time.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, concluded that ALPS Advisors’ and Stadion’s compensation for investment advisory services is consistent with the best interests of the Stadion Growth Portfolio and its shareholders.

86 | June 30, 2015

Intentionally Left Blank

SEMI-ANNUAL REPORT | June 30, 2015

The Management Commentaries included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry  sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (Principal Executive Officer)

Date:	August 28, 2015

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (Principal Financial Officer)

Date:	August 28, 2015